As filed with the Securities and Exchange Commission on March 7, 2008
                                                    ---------------------------
                                                    OMB APPROVAL
                                                    ---------------------------
File No. 333-148748                                 ---------------------------
                                                    OMB Number:      3235-0336
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ X ]

PRE-EFFECTIVE AMENDMENT NO. 1                                              [ X ]

POST-EFFECTIVE AMENDMENT NO. __                                            [   ]

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
               (Exact Name of Registrant as Specified in Charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
                    (Address of Principal Executive Offices)

                                  303-768-3200
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
                 (Registrant's Area Code and Telephone Number)

                              Robert G. Zack, Esq.
                   Executive Vice President & General Counsel
                             OppenheimerFunds, Inc.
                           Two World Financial Center
                               225 Liberty Street
                            New York, New York 10148
                                 (212) 323-0250
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
                    (Name and Address of Agent for Service)

   As soon as practicable after the Registration Statement becomes effective.
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
                 (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered:  Non-Service shares of Oppenheimer Core
Bond Fund/VA.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section
8(a), may determine.

                           PANORAMA SERIES FUND, INC.
                        Government Securities Portfolio
               6803 South Tucson Way, Centennial, Colorado 80112
                                 1.800.399.7181

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON APRIL 25, 2008

         Notice is hereby given that a Special Meeting of the shareholders of
Government Securities Portfolio, a series of Panorama Series Fund, Inc.
("Panorama Fund"), a registered open-end management investment company, will be held at 6803 South Tucson Way, Centennial, Colorado 80112 at 1:00 p.m.,
Mountain time, on April 25, 2008, or any adjournments thereof (the "Meeting"), for the following purposes:

1.       To approve an Agreement and Plan of Reorganization between Panorama
          Fund and Oppenheimer Core Bond Fund/VA ("Core Bond Fund/VA"), a
          series of Oppenheimer Variable Account Funds, and the transactions contemplated thereby, including: (a) the transfer of substantially all the assets of Panorama Fund to Core Bond Fund/VA in exchange for
          Non-Service shares of Core Bond Fund/VA; (b) the distribution of
          Non-Service shares of Core Bond Fund/VA to shareholders of Panorama
          Fund in complete liquidation of Panorama Fund; and (c) the cancellation of the outstanding shares of Panorama Fund (all of the foregoing being referred to as the "Reorganization"); and

2.       To act upon such other matters as may properly come before the
Meeting.

         As an owner of a variable life insurance, annuity or other contract and a beneficial owner of shares of Panorama Fund (a "shareholder"), you are being asked for instructions as to how to vote the shares of the Panorama Fund that are attributable to your variable contract.  Accordingly, we ask that you indicate whether you approve or disapprove of the Reorganization.  If you are a shareholder of Panorama Fund at the close of business on January 29, 2008, you are entitled to notice of, and to vote at, the Meeting. The Reorganization is more fully discussed in the combined Prospectus and Proxy Statement. Please read it carefully before telling us, through your proxy or in person, how you wish to vote. The Board of Directors of Panorama Series Fund, Inc., on behalf of Panorama Fund, recommends a vote in favor of the Reorganization.

                         WE URGE YOU TO VOTE PROMPTLY.
                            YOUR VOTE IS IMPORTANT.

By Order of the Board of Directors,
Robert G. Zack, Secretary
March 7, 2008
________________________________________________________________________________
                     PLEASE VOTE THE ENCLOSED PROXY TODAY.
           YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

                         OPPENHEIMER CORE BOND FUND/VA
                 a Series of Oppenheimer Variable Account Funds
               6803 South Tucson Way, Centennial, Colorado 80112
                                 1.800.399.7181

                    COMBINED PROSPECTUS AND PROXY STATEMENT
                              Dated March 7, 2008

                       SPECIAL MEETING OF SHAREHOLDERS OF
                        GOVERNMENT SECURITIES PORTFOLIO
                     a series of Panorama Series Fund, Inc
                          to be held on April 25, 2008

                          Acquisition of the Assets of
                        GOVERNMENT SECURITIES PORTFOLIO
               6803 South Tucson Way, Centennial, Colorado 80112
                                 1.800.399.7181

                  By and in exchange for Non-Service Shares of
                         OPPENHEIMER CORE BOND FUND/VA

This combined Prospectus and Proxy Statement solicits proxies from the shareholders of Panorama Government Securities Portfolio ("Panorama Fund"), a
series of Panorama Series Fund, Inc., an open-end management investment company, to be voted at a Special Meeting of Shareholders (the "Meeting") to
approve the Agreement and Plan of Reorganization (the "Reorganization
Agreement") and the transactions contemplated thereby (together with the
Reorganization Agreement, the "Reorganization") between Panorama Fund and
Oppenheimer Core Bond Fund/VA ("Core Bond Fund/VA"), a series of Oppenheimer
Variable Account Funds, an open-end management investment company (Panorama
Fund and Core Bond Fund/VA are each a "Fund" and collectively the "Funds").
This combined Prospectus and Proxy Statement constitutes the Prospectus of
Core Bond Fund/VA and the Proxy Statement of Panorama Fund filed on Form N-14 with the Securities and Exchange Commission ("SEC").

         Shares of Panorama Fund have been purchased at your direction by certain insurance companies ("Participating Insurance Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and other products. The Participating Insurance Companies as the shareholders of record and legal owners of those separate accounts have been asked to approve the Reorganization. The Participating Insurance Companies are asking you, as an owner of a variable contract and a beneficial owner of shares of Panorama
Fund, for instructions as to how to vote the shares of the Panorama Fund that are attributable to your variable contract.  Accordingly, we ask that you indicate whether you approve or disapprove of the Reorganization.  For clarity of presentation, shares of beneficial interest of the Funds may be referenced in this document as "shares," and references to "shareholder" may include holders of variable annuity contracts, variable life insurance policies and other insurance company products.
         If shareholders of Panorama Fund vote to approve the Reorganization, substantially all of the assets of Panorama Fund will be transferred to Core
Bond Fund/VA in exchange for Non-Service shares of Core Bond Fund/VA and the assumption of certain liabilities, if any, by Core Bond Fund/VA.  The Meeting will be held at the offices of OppenheimerFunds, Inc., the investment manager for each Fund (the "Manager"), at 6803 South Tucson Way, Centennial, Colorado
80112 on April 25, 2008 at 1:00 p.m., Mountain Time. The Board of Directors of
Panorama Series Fund, Inc., on behalf of Panorama Fund, is soliciting these proxies. This Prospectus and Proxy Statement may first be sent to shareholders on or about March 7, 2008.

         If the shareholders of Panorama Fund vote to approve the
Reorganization, shareholders will receive Non-Service shares of Core Bond
Fund/VA equal in value to the value as of the "Valuation Date," which is expected to be the business day preceding the date on which the Reorganization is completed ("Closing Date"), of their shares of Panorama Fund.  Panorama
Fund will subsequently be dissolved.  The parties may change the Closing Date.

         This combined Prospectus and Proxy Statement gives information about the Non-Service shares of Core Bond Fund/VA. You should retain it for future reference.  A Statement of Additional Information, dated March 7, 2008, relating to the Reorganization has been filed with the SEC as part of the
Registration Statement on Form N-14 of Oppenheimer Variable Account Funds (SEC
File No. 333-148748) (the "Registration Statement") and is incorporated herein by reference.  This Statement of Additional Information contains the audited financial statements of each Fund for the fiscal year ended December 31,
2007.  You may receive a free copy by writing to OppenheimerFunds Services
(the "Transfer Agent") at P.O. Box 5270, Denver, Colorado 80217, by visiting the website at www.oppenheimerfunds.com or by calling toll-free
1.800.225.5677.  The Prospectus of Core Bond Fund/VA (SEC File No. 2-93177),
dated April 30, 2007, is enclosed herewith and considered a part of this combined Prospectus and Proxy Statement.  It is intended to provide you with information about Core Bond Fund/VA.  For more information regarding Core Bond
Fund/VA, in addition to its Prospectus, see the Statement of Additional
Information (SEC File No. 2-93177) dated April 30, 2007, revised as of August
31, 2007 and as supplemented October 12, 2007.  This Statement of Additional
Information has been filed with the SEC and is incorporated herein by reference.  The annual report of Core Bond Fund/VA dated December 31, 2007, which will include audited financial statements of Core Bond Fund/VA and management's discussion of Fund performance for the 12-month period ended
December 31, 2007, will be made available no later than 60 days thereafter.
You may receive a free copy of these documents by writing to the Transfer
Agent at P.O. Box 5270, Denver, Colorado 80217, by visiting the website at
www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677.

         For more information regarding Panorama Fund, see the Prospectus of
Panorama Fund (SEC No. 2-73969) dated April 30, 2007, as supplemented December
3, 2007.  In addition to its Prospectus, see the Statement of Additional
Information of Panorama Fund (SEC File No. 2-73969) dated April 30, 2007, revised as of May 25, 2007 and as supplemented December 3, 2007.  These documents have been filed with the SEC and are incorporated herein by reference.  The annual report of Panorama Fund, dated December 31, 2007, which will include audited financial statements of Panorama Fund and management's discussion of Fund performance for the 12-month period ended December 31,
2007, will be made available no later than 60 days thereafter.  You may receive a free copy of these documents by writing to the Transfer Agent at P.O. Box
5270, Denver, Colorado 80217, by visiting the website at
www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677.

         Mutual fund shares are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

         As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus and Proxy Statement. Any representation to the contrary is a criminal offense.

         This combined Prospectus and Proxy Statement is dated March 7, 2008.

                               TABLE OF CONTENTS
                    COMBINED PROSPECTUS AND PROXY STATEMENT

     What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?.............................................15

     What are the capitalizations of the Funds and what would the

Enclosures:

Prospectus of Oppenheimer Core Bond Fund/VA dated April 30, 2007.

                                    SYNOPSIS

         This is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this combined Prospectus and Proxy Statement. Shareholders should carefully review this Prospectus and Proxy Statement in its entirety and, in particular, the
Prospectus of Core Bond Fund/VA (SEC File No. 2-93177), which accompanies this
Prospectus and Proxy Statement and is incorporated herein by reference.

What am I being asked to vote on?

         You are being asked to approve the reorganization of your Fund,
Panorama Fund, with and into Core Bond Fund/VA.  If shareholders of Panorama
Fund approve the Reorganization, substantially all of the assets of Panorama
Fund will be transferred to Core Bond Fund/VA, in exchange for an equal value of Non-Service shares of Core Bond Fund/VA and the assumption of certain liabilities, if any, by Core Bond Fund/VA. The Non-Service shares of Core Bond
Fund/VA will then be distributed to Panorama Fund shareholders, and Panorama
Fund will subsequently be liquidated. If the Reorganization is approved by shareholders of Panorama Fund, you will no longer be a shareholder of Panorama
Fund, and, instead, will become a shareholder of Core Bond Fund/VA.  This exchange will occur on the Closing Date of the Reorganization.

         Approval of the Reorganization means that as a shareholder in
Panorama Fund, you will receive Non-Service shares of Core Bond Fund/VA, equal in value to the value of the net assets of your Panorama Fund shares transferred to Core Bond Fund/VA on the Closing Date.  The shares you receive will be issued at net asset value ("NAV") without a sales charge or other transaction fee imposed by a Fund.

         In considering whether to approve the Reorganization, you should consider, among other things:

(i)      The number of similarities (as well as any differences) between the
                      Funds (as discussed herein) and the relative advantages
                      and disadvantages of each Fund.

(ii)     That the Reorganization would allow you the ability to continue your investment in a fund that closely resembles the
                      investment style you were seeking when you invested in
                      Panorama Fund.

         Core Bond Fund/VA is a series of Oppenheimer Variable Account Funds, an open-end, diversified management investment company organized as a
Massachusetts business trust in 1983. Panorama Fund is a series of Panorama
Series Fund, Inc., an open-end, diversified management investment company organized as a Maryland corporation in 1981.  Core Bond Fund/VA commenced operations on April 3, 1985 and Panorama Fund commenced operations on May 13,
1992.  As of December 31, 2007, Panorama Fund had approximately $17.0 million in net assets and Non-Service shares of Core Bond Fund/VA had approximately
$325.7 million in net assets.

         Shareholders of Panorama Fund are expected to realize a number of benefits from the proposed Reorganization.

o        Panorama Fund (with approximately $17.0 million in net assets as of
         December 31, 2007) has a much smaller asset base than Core Bond
         Fund/VA (Non-Service shares had net assets of approximately $325.7 million as of December 31, 2007).  As a result, Panorama Fund's
         "other expenses" as a percentage of net assets, are significantly higher than those of Core Bond Fund/VA.  Although the management fee rate as of December 31, 2007 of Core Bond Fund/VA (0.60%) is higher than that of Panorama Fund (0.525%), following the Reorganization, shareholders of Panorama Fund would benefit significantly because Core
         Bond Fund VA's Non-Service shares' total expense ratio of (0.64%)(1)
         is substantially lower than that of Panorama Fund (1.020%), as of
         December 31, 2007. If the Reorganization is approved, Panorama Fund shareholders would get the benefit of a larger fund with lower total operating expenses, resulting in the payment of significantly lower expenses as shareholders of Core Bond Fund/VA.

o        If the Reorganization is approved, shareholders would continue to have exposure to high-quality fixed income securities.  Also, because
         Core Bond Fund/VA may invest in a broader array of fixed income securities, shareholders would benefit from a portfolio that is more diversified across the various segments of the fixed income market.
         Because Core Bond Fund/VA may invest up to 20% of its total assets in lower-grade securities ("junk bonds") and may invest in securities of issuers located in non-U.S. markets, Core Bond Fund/VA at times may present greater investment risk than Panorama Fund.

         The Board of Directors of Panorama Fund reviewed and discussed with the Manager and the Board's independent legal counsel the proposed
Reorganization.  Panorama Fund's Board of Directors also considered each
Fund's investment objectives and policies, management fees, distribution fees and other operating expenses, historical performance and asset size.

         Based on the considerations discussed above and the reasons more fully described under "Reasons for the Reorganization" (beginning on page 22), together with other relevant factors and information, at a meeting held on
November 30, 2007, the Board of Panorama Fund concluded that the
Reorganization would be in the best interests of shareholders of Panorama Fund and that Panorama Fund would not experience any dilution as a result of the
Reorganization.  The Board of Panorama Fund voted to approve the proposed
Reorganization and to recommend that shareholders approve the proposed
Reorganization.

         The proposed Reorganization was also approved by the Board of
Trustees of Core Bond Fund/VA at a meeting held on November 30, 2007.

                THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE
              TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

         It is expected that shareholders of Panorama Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of Core Bond Fund/VA. You should, however, consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances as a variable contract owner. You should also consult your tax adviser about state and local tax consequences.

         For federal income tax purposes, the holding period of your Panorama
Fund shares will be carried over to the holding period for Core Bond Fund/VA shares you receive in connection with the Reorganization. This exchange will occur on the Closing Date.

         One of the requirements to qualify as a tax-free reorganization under the Internal Revenue Code is that a significant portion of the assets of
Panorama Fund continue to be used by Core Bond Fund/VA after the
Reorganization.  Due to common holdings in both Funds, it is expected that the assets of Panorama Fund will satisfy this requirement.  As a result, prior to the Reorganization, it is not expected to be necessary for Panorama Fund to sell portfolio securities that do not conform to the portfolio securities of
Core Bond Fund/VA for purposes of the Reorganization.  However, Panorama Fund may sell securities prior to the Reorganization in the ordinary course of its business as an open-end investment company.

         For further information about the tax consequences of the
Reorganization, please see the section "Information About the
Reorganization--What are the Tax Consequences of the Reorganization?"

How do the investment objectives and policies of the Funds compare?

         The chart below compares the Funds' overall investment objectives, investment strategies and other policies.  For more detailed information about
Core Bond Fund/VA's investment objective and strategies, please refer to the enclosed prospectus for Core Bond Fund/VA.

  ---------------------------------------------------------- -----------------------------------------------------------
                        Panorama Fund                                            Core Bond Fund/VA
  ---------------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------------------
                                                  Investment Objectives
  ----------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- -----------------------------------------------------------
  The Fund seeks a high level of current income with a       The Fund's main objective is to seek a high level of
  high degree of safety of principal.                        current income. As a secondary objective, the Fund seeks
                                                             capital appreciation when consistent with its primary
                                                             objective.
  ---------------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------------------
                                                  Investment Strategies
  ----------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- -----------------------------------------------------------
  Under normal market conditions, the Fund invests at        Under normal market conditions, the Fund invests at least
  least 80% of its net assets (plus borrowings for           80% of its net assets (plus borrowings for investment
  investment purposes, under normal market conditions) in    purposes) in investment grade bonds.
  U.S. government securities and U.S. government-related
  securities.

  U.S. government securities include debt securities that    The investment-grade debt bonds the Fund invests in may
  are issued or guaranteed by the United States Treasury,    be issued by U.S. or non-U.S. issuers and may include the
  such as Treasury bills, bonds or notes, and securities     following types of obligations:
  issued or guaranteed by agencies or federally-chartered    o        short-, medium- and long-term foreign and U.S.
  corporate entities that are referred to as                      government bonds and notes,
  "instrumentalities" of the U.S. government. "U.S.          o        domestic and foreign corporate debt obligations,
  government-related securities" are debt obligations that   o        collateralized mortgage obligations (CMOs), and
  are fully collateralized or secured by U.S. government          other mortgage-related securities and asset-backed
  securities to back the payments of interest and                 securities,
  repayments of principal.  The Fund invests significant     o        participation interests in loans, and
  amounts of its assets in U.S. government-related           o        "structured" notes.
  mortgage-backed securities, such as collateralized
  mortgage obligations (called "CMO's") and mortgage
  participation certificates.

  The Fund does not have a target portfolio duration or
  overall average portfolio credit quality target.           The Fund seeks to maintain an average effective portfolio
                                                             duration of three to six years (measured on a
                                                             dollar-weighted basis) to try to reduce the volatility of
                                                             the value of its securities portfolio. The Fund however
                                                             has no limitations on the range of maturities of the debt
                                                             securities in which it can invest and therefore may hold
                                                             securities with short, medium or long-term maturities.
                                                             Because of market events and interest rate changes, the
                                                             duration of the portfolio might not meet that target at
                                                             all times. The Fund will attempt to maintain (on a
                                                             dollar-weighted basis) an overall average portfolio
                                                             credit quality of "A-" or higher as rated by Moody's
                                                             Investor Services, Inc. (or equivalent rating of any
                                                             nationally recognized credit rating organization).

  The Fund can also invest up to 20% of its net assets
  (plus borrowings for investment purposes) in               The Fund can invest up to 20% of its total assets in high
  investment-grade debt obligations issued by private        yield debt securities and other debt securities that are
  issuers, which do not have any credit support from the     below investment grade (commonly referred to as "junk
  U.S. government.                                           bonds").

  The Fund can use hedging instruments and other
  derivative investments to try to enhance income and to     The Fund can also use hedging instruments and other
  manage investment risks.                                   derivative investments to try to enhance income and to
                                                             manage investment risks.

  In selecting securities for the Fund, the portfolio
  managers research the universe of U.S. government and      In selecting securities for the Fund, the Fund's
  U.S. government-related securities and private-issuer      portfolio managers analyze the overall investment
  mortgage-related securities and weigh yields and           opportunities and risks in different sectors of the debt
  relative values against investment risks.  While this      security markets by focusing on business cycle analysis
  process and the inter-relationship of the factors used     and relative values between the corporate and government
  may change over time and may vary in particular cases,     sectors. The portfolio managers' overall strategy is to
  in general, they look for:                                 build a broadly diversified portfolio of debt securities.
  o        Sectors of the U.S. government debt market that   The portfolio managers currently focus on the factors
       they believe offer high relative value,               below (which may vary in particular cases and may change
  o        Securities that have high income potential to     over time), looking for:
       help cushion the Fund's share price against           o        High current income from different types of
       volatility, and                                            corporate and government debt securities,
  o        Different types of U.S. government and            o        Investment-grade securities, primarily to help
       private-issuer securities.                                 reduce credit risk,
                                                             o        Broad portfolio diversification to help reduce
                                                                  the volatility of the Fund's share prices, and
                                                             o        Relative values among the debt securities market
                                                                  sectors.

  ---------------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------------------
  Consistent with its investment objective, each Fund may invest a significant portion of its assets in U.S.
  government-related and private issuer mortgage-backed securities.  U.S government-related securities include pools of residential or commercial mortgages, in the form of CMOs and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal.  They may be issued in different series with different interest rates and maturities.  The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a
  U.S. government agency.  Private-issuer mortgage-backed securities are issued by private issuers, which do not offer the credit backing of U.S. government securities.
  ----------------------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------------------
                                              Who is the Fund Designed For?
  ----------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- -----------------------------------------------------------
  Panorama Fund is designed for investors seeking current    Core Bond Fund/VA is designed for investors seeking high
  income from a fund that also has the goal of preserving    current income from a fund that invests mainly in
  capital and invests mainly in U.S. government and          investment-grade debt securities, but which can also hold
  government-related securities.  However, the Fund's        below-investment-grade securities to seek higher income.
  share price and income levels will fluctuate.  The         Those investors should be willing to assume the credit
  Fund's share price and distributions are not backed or     risks of a fund that typically invests a significant
  guaranteed by the U.S. government.  The Fund is intended   amount of its assets in debt securities and the changes
  to be a long-term investment, not a short-term trading     in share prices that can occur when interest rates rise.
  vehicle.  The Fund is not a complete investment program.   Since the Fund's income level will fluctuate, it is not
                                                             designed for investors needing an assured level of
                                                             current income. The Fund is not a complete investment
                                                             program.
  ---------------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------------------
                                                         Manager
  ----------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- -----------------------------------------------------------
  OppenheimerFunds, Inc.                                     OppenheimerFunds, Inc.
  ---------------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------------------
                                                   Portfolio Managers
  ----------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- -----------------------------------------------------------
  Angelo Manioudakis, Benjamin J. Gord, Geoffrey Caan,       Angelo Manioudakis, Benjamin J. Gord, Geoffrey Caan,
  Antulio Bomfim and Thomas Swaney                           Antulio Bomfim and Thomas Swaney
  ---------------------------------------------------------- -----------------------------------------------------------

         As shown in the chart above, each Fund has the primary investment objective of seeking high current income, with Panorama Fund seeking a high degree of safety of principal.  Core Bond Fund/VA has a secondary objective of seeking capital appreciation when consistent with the Fund's primary objective.  Each Fund emphasizes investment in high-quality, fixed income securities.  Panorama Fund emphasizes investment in U.S. government securities and U.S. government-related securities, but may invest up to 20% of its assets in private issuer securities.  Core Bond Fund/VA may invest in a broader array of high-quality fixed income securities, may invest up to 20% of its total assets in lower-grade debt ("junk bonds"), and may invest in issuers located in
non-U.S. markets.

         As of December 31, 2007, 89.20% of Panorama Fund's net assets consisted of mortgage-backed obligations.  As of December 31, 2007, 79.90% of
Core Bond Fund/VA's net assets consisted of mortgage-backed obligations and
19.80% consisted of corporate bonds and notes. The tables below summarize each
Fund's portfolio holdings, by type of investment and credit quality, as of
December 31, 2007.

                                      Panorama Fund              Core Bond Fund/VA

Portfolio Composition
Mortgage-Backed
  Obligations                         89.20%                     79.90%
Asset-Backed Securities               4.80%                      5.00%
U.S. Government
  Obligations                         2.60%                      -
Joint Repurchase
  Agreements                          1.60%                      -
Other Assets Net of
  Liabilities                         1.80%                      -
Corporate Bonds and
  Notes                               -                          19.80%
Investment Company
  Shares                              -                          1.00%
Investments Purchased
  with Cash from Securities
  Loaned                              -                          0.80%
Liabilities in Excess of
  Other Assets                        -                          -6.50%
                                      -------------------------- -----------------------------
                                      -------------------------- -----------------------------
                                      100.00%                    100.00%
                                      ========================== =============================

Ratings
Agency                                76.40%                     46.90%
AAA                                   18.90%                     30.80%
AA                                    -                          3.10%
A                                     -                          3.70%
BBB                                   -                          7.80%
BB                                    -                          4.60%
B                                     -                          0.20%
Not Rated                             4.70%                      2.00%
Other Securities                      -                          0.90%
                                      -------------------------- -----------------------------
                                      -------------------------- -----------------------------
Total                                 100.00%                    100.00%
                                      ========================== =============================
                                      ========================== =============================

          HOW DO THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS DIFFER?

         The Funds' Overall Risk.  Both Funds are designed for investors seeking high current income from a fund, in the case of Panorama Fund, that also has the goal of preserving capital and invests mainly in U.S. government securities and, in the case of Core Bond Fund/VA, that invests mainly in investment-grade debt securities, but which can also hold
below-investment-grade securities to seek higher income.  Because both Funds emphasize investment in high-quality debt securities, the Funds are subject to many of the same risks associated with investment in debt securities.  Core
Bond Fund/VA, however, has greater investment risk because it may invest up to
20% of its total assets in lower-grade securities, may invest in private-issuer debt securities without limitation, and may invest in securities of issuers located in non-U.S. markets.

         Like all investments, an investment in either Fund involves risk.
There is no assurance that either Fund will meet its investment objective.
The achievement of the Funds' goals depends upon market conditions, generally, and on the portfolio manager's analytical and portfolio management skills. The risks described below collectively form the risk profiles of the Funds, and can affect the value of the Funds' investments, investment performance and prices per share.  There is also the risk that poor securities selection by the Manager will cause a Fund to underperform other funds having a similar objective.  These risks mean that you can lose money by investing in either
Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

          The allocation of each Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends.  For both Funds, the Manager tries to reduce risks by carefully researching securities before they are purchased and in some cases by using hedging techniques.
         An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.  The Funds are intended to be a long-term investment, not short-term trading vehicles.  Neither Fund is a complete investment program.
         The table below summarizes the other important risks of investment in each Fund.  These risks are described in more detail below.

----------------------------------------------- ------------------------------ ------------------------------
                                                                                   Government Securities
                     Risk                             Core Bond Fund/VA                  Portfolio
----------------------------------------------- ------------------------------ ------------------------------
-------------------------------------------------------------------------------------------------------------
                                                       Principal Risks
-------------------------------------------------------------------------------------------------------------
----------------------------------------------- ------------------------------ ------------------------------
Interest Rate Risk                                            X                              X
----------------------------------------------- ------------------------------ ------------------------------
----------------------------------------------- ------------------------------ ------------------------------
Credit Risk                                                   X                              X
----------------------------------------------- ------------------------------ ------------------------------
----------------------------------------------- ------------------------------ ------------------------------
     Private-Issuer Debt Securities                           X                              X
----------------------------------------------- ------------------------------ ------------------------------
----------------------------------------------- ------------------------------ ------------------------------
     Special Risks of Lower-Grade Securities                  X
----------------------------------------------- ------------------------------ ------------------------------
----------------------------------------------- ------------------------------ ------------------------------
Risks of Foreign Investing                                    X
----------------------------------------------- ------------------------------ ------------------------------
----------------------------------------------- ------------------------------ ------------------------------
Asset-Backed Securities                                       X                              X
----------------------------------------------- ------------------------------ ------------------------------
----------------------------------------------- ------------------------------ ------------------------------
Prepayment Risk                                               X                              X
----------------------------------------------- ------------------------------ ------------------------------
-------------------------------------------------------------------------------------------------------------

                                                         Other Risks
-------------------------------------------------------------------------------------------------------------
----------------------------------------------- ------------------------------ ------------------------------
Derivative Investments and Hedging Techniques                 X                              X
----------------------------------------------- ------------------------------ ------------------------------
----------------------------------------------- ------------------------------ ------------------------------
Zero-Coupon and "Stripped" Securities                         X                              X
----------------------------------------------- ------------------------------ ------------------------------
----------------------------------------------- ------------------------------ ------------------------------
Repurchase Agreements                                         X                              X
----------------------------------------------- ------------------------------ ------------------------------
----------------------------------------------- ------------------------------ ------------------------------
Illiquid and Restricted Securities                            X                              X
----------------------------------------------- ------------------------------ ------------------------------
----------------------------------------------- ------------------------------ ------------------------------
Credit Default Swaps                                          X                              X
----------------------------------------------- ------------------------------ ------------------------------
----------------------------------------------- ------------------------------ ------------------------------
Structured Notes                                              X
----------------------------------------------- ------------------------------ ------------------------------

         Interest Rate Risks.  Debt securities are subject to changes in value when prevailing interest rates change.  When interest rates fall, the values of outstanding debt securities generally rise, and the securities may sell for more than the Fund paid for them. When interest rates rise, the values of outstanding debt securities generally fall, and the securities may sell below the purchase price paid by the Fund.  The magnitude of these price changes is generally greater for longer-term debt securities than for short-term debt securities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.  A Fund's share price can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

         At times, a Fund may buy longer-term debt securities to seek higher income. When the average maturity of the Portfolio is longer, its share price may fluctuate more when interest rates change. The Funds may buy zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments), and have prices that may go up or down more than other types of debt securities in response to those changes.  A Fund's share prices can go up or down when interest rates change because of the effect of interest rate changes on the value of the
Fund's investments in debt securities.

         Credit Risk.  Debt securities are also subject to credit risk.
Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. While securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S. government have little credit risk and securities issued by other agencies or instrumentalities of the U.S.
government generally have low credit risks, securities issued by private issuers may have greater credit risks. If the issuer fails to pay interest, a
Fund's income might be reduced and, if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced.

o        Private-Issuer Debt Securities.  Core Bond Fund/VA can invest without limitation in private-issuer debt securities, and Panorama
                  Fund can invest up to 20% of its assets in debt securities issued by private issuers, under normal market conditions.
                  For Panorama Fund, these debt obligations must be
                  "investment-grade", which means that if they are rated, they must be rated within the four highest rating categories of
                  Moody's Investors Service, Inc. or Standard & Poor's Rating
                  Service or that have a comparable rating by another rating organization, except that investments in privately-issued
                  mortgage-related securities are limited to those rated in
                  the two highest rating categories of a national rating
                  organization.  If private-issuer debt securities are
                  unrated, Panorama Fund can buy them only if they are
                  assigned a rating comparable to investment-grade by the
                  Manager.

                  A reduction in the rating of a security after its purchase by a Fund will not automatically require the Fund to dispose of that security.  However, the Manager will evaluate those securities to determine whether to keep them in the Fund.

o        Special Risks of Lower-Grade Securities.  Core Bond Fund/VA can
                  invest up to 20% of its total assets in securities
                  (including convertible securities) that are rated below
                  investment grade.  Lower-grade debt securities are those
                  rated below "Baa" by Moody's Investors Service, Inc. or
                  lower than "BBB" by Standard & Poor's Rating Service or that have similar ratings by other nationally-recognized rating organizations. Core Bond Fund/VA can invest in securities
                  rated as low as "C" or "D", in unrated bonds or bonds which are in default at the time Core Bond Fund/VA buys them.
                  While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative
                  characteristics.

                  Core Bond Fund/VA can purchase a variety of lower-grade,
                  high-yield debt securities of U.S. and foreign issuers,
                  including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed
                  securities, among others, to seek high current income. These securities are sometimes called "junk bonds." Core Bond
                  Fund/VA has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization
                  range of the issuers of those securities.

                  The Manager does not rely solely on ratings issued by rating organizations when selecting investments for Core Bond
                  Fund/VA, which can buy unrated securities that offer high
                  current income. The Manager assigns a rating to an unrated security that is equivalent to the rating of a rated
                  security that the Manager believes offers comparable yields and risks.

                  While investment-grade securities are subject to risks of
                  non-payment of interest and principal, in general
                  higher-yielding lower-grade ("junk") bonds, whether rated or unrated, have greater risks than investment-grade
                  securities. They may be subject to greater market
                  fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them and therefore they may be harder to value and to
                  sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the
                  bonds. These risks mean that Core Bond Fund/VA may not
                  achieve the expected income from lower-grade securities, and that Core Bond Fund/VA's net asset value per share may be
                  affected by declines in value of these securities.

         Risks of Foreign Investing.  Core Bond Fund/VA can invest its assets without limit in foreign debt securities and can buy securities of governments and companies in both developed markets and emerging markets. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Core Bond Fund/VA's share prices and returns.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions Core
Bond Fund/VA makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Core Bond Fund/VA.
Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. These risks could cause the prices of foreign securities to fall and therefore could depress Core Bond Fund/VA's share prices.

         Additionally, if Core Bond Fund/VA invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage"
attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange (the "NYSE") that day, when the Core
Bond Fund/VA's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the
Core Bond Fund/VA's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the
Manager and the Board of Trustees believe to be their fair value may help deter those activities.

         Asset-Backed Securities.  Each Fund may invest in asset-backed securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. They are similar to mortgage-backed securities and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security.  If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, a Fund could suffer losses on its investment or delays in receiving payment.

         The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, a Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

         Prepayment Risk.  The Funds' investments in mortgage-related securities are subject to prepayment risk.  Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of the security can prepay the principal prior to the security's maturity.
Mortgage-related securities that are subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise.

         The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.  Additionally, both
Funds can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment represented by the premiums the Fund paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security.  That could cause its value to fluctuate more widely in response to changes in interest rates.  In turn, this could cause the value of the Funds' shares to fluctuate more.

         Special Risks of Derivative Investments and Hedging Techniques. Both
Funds can use derivatives to seek increased income or to try to hedge investment risks and preserve capital. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, swaps, stripped securities, collateralized mortgage obligations, and structured notes are examples of derivatives the Funds can use.

         If the issuer of the derivative does not pay the amount due, the
Funds can lose money on the investment.  Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expects it to perform.  If that happens, the
Funds' share price could decline or the Funds could get less income than expected. Certain derivative investments held by the Funds might be illiquid.
Using derivatives can cause the Funds to lose money on its investments and/or increase the volatility of its share prices.  Each Fund has limits on the amount of particular types of derivatives it can hold.

Other Investment Strategies and Risks

         Zero-Coupon and "Stripped" Securities.  Some of the U.S. government and corporate debt securities the Funds can buy are zero-coupon bonds that pay no interest.  They are issued at a substantial discount from their face value.  "Stripped" securities are the separate income or principal components of a debt security.  Some CMO's or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments.  One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities.  The Funds may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently.
Interest-only securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages.  Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates.  The market for some of these securities may be limited, making it difficult for the Funds to value them or to dispose of its holdings at an acceptable price.

         Repurchase Agreements.  The Funds can enter into repurchase agreements.  In a repurchase transaction, a Fund buys a security and simultaneously sells it to the vendor for delivery at a future date.
Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so.

         Investments in Oppenheimer Institutional Money Market Fund.  Each
Fund can invest its free cash balances in Class E shares of Oppenheimer
Institutional Money Market Fund, to provide liquidity or for defensive purposes. Each Fund can invest in Oppenheimer Institutional Money Market
Fund rather than purchasing individual short-term investments to try to seek a higher yield than the Fund could obtain on its own. Oppenheimer
Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment
Company Act of 1940, as amended (the "Investment Company Act"), and is part of the Oppenheimer Family of Funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S.
Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to a Fund directly. At the time of an investment, a Fund cannot always predict what the yield of the
Oppenheimer Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity.
As a shareholder, a Fund will be subject to its proportional share of the expenses, including the advisory fee, of Oppenheimer Institutional Money
Market Fund's Class E shares. However, the Manager will waive a portion of a
Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market Fund.

         Illiquid and Restricted Securities.  Neither Fund will invest more than 15% of its net assets in illiquid or restricted securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.
Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         Credit Default Swaps.  Each Fund may enter into credit default swaps.  A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring.  The terms of the instrument are generally negotiated by the Fund and the swap counterparty.

         If a Fund buys credit protection using a credit default swap, the
Fund will make fixed payments to the counterparty.  If a credit event occurs, the Fund will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds.  If the Fund sells credit protection using a credit default swap, the Fund will receive fixed payments from the counterparty.  If a credit event occurs, the Fund will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount.

         Risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).  The tax treatment of many types of credit default swaps is uncertain.

         "Structured" Notes. Core Bond Fund/VA can buy "structured" notes, which are privately negotiated debt obligations in which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, an index of securities or specified interest rates, or the differential performance of two assets or markets (such as indices reflecting bonds).  The terms of the instrument may be "structured" by the purchaser (Core Bond Fund/VA) and the borrower issuing the note.

         The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore Core Bond Fund/VA could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for Core Bond Fund/VA to sell its investment at an acceptable price.

            Loans of Portfolio Securities.  Each Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies approved by each Fund's Board.  Each Fund has entered into a securities lending agreement with JPMorgan Chase Bank, N.A. ("JPMorgan
Chase") for that purpose. Under the agreement, a Fund's portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the Fund's policies and applicable government regulations. JPMorgan Chase has agreed, in general, to bear the risk that a borrower may default on its obligation to return loaned securities. However, a
Fund will be responsible for risks associated with the investment of its cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, a Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. A Fund may also lose money if the value of the investments purchased with cash collateral decreases.

         Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, Core Bond Fund/VA can invest up to 100%
of its assets in temporary investments that are inconsistent with its principal investment strategies. Generally such investments would be cash or cash equivalents, such as U.S. Treasury Bills and other short-term U.S.
government obligations or high-grade commercial paper, or shares of
Oppenheimer Institutional Money Market Fund. Core Bond Fund/VA can also hold these types of securities pending the investment of proceeds from the sale of
Core Bond Fund/VA shares or portfolio securities or to meet anticipated redemptions of Core Bond Fund/VA shares. To the extent Core Bond Fund/VA invests defensively in these securities, it might not achieve its investment objectives.

         Portfolio Turnover. A change in the securities held by a Fund is known as "portfolio turnover."  Each Fund can engage in active and frequent short-term trading while trying to achieve its objective, although Panorama
Fund's turnover rate has been less than 100% annually over the last five fiscal years ended December 31, 2007.  Increased portfolio turnover creates higher brokerage and transaction costs for a Fund (and may reduce performance). A Fund may realize capital gains when it sells its portfolio investments.  For a contract owner, any increase in realized gains will generally not be taxable directly but may affect an owner's tax basis in his or her account with a Participating Insurance Company.  The table below shows the Funds' portfolio turnover rates for the last five fiscal years, excluding purchase and sale transactions of To Be Announced mortgage-related securities:

----------------------------------------- -------------- --------------- -------------- --------------- --------------

                                              2007            2006           2005            2004           2003
----------------------------------------- -------------- --------------- -------------- --------------- --------------
----------------------------------------- -------------- --------------- -------------- --------------- --------------

Panorama Fund                                  84%            82%             84%            99%             43%
----------------------------------------- -------------- --------------- -------------- --------------- --------------
----------------------------------------- -------------- --------------- -------------- --------------- --------------

Core Bond Fund/VA                              89%            114%           111%            95%            101%
----------------------------------------- -------------- --------------- -------------- --------------- --------------

         Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal
Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers.  Each Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by a Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, a Fund's investment decisions in a way that could reduce its performance.

         Possible Conflicts of Interest. The investment activities of the
Manager and its affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage a Fund and its shareholders. The
Manager or its affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of a Fund. That may result in another such fund or account holding investment positions that are adverse to a Fund's investment strategies or activities. For example, a Fund may take a long position in a security at the same time that another fund or account advised by the Manager takes a short position in the same security.

         Other funds or accounts advised by the Manager or its affiliates may have conflicting interests arising from investment objectives that are similar to those of a Fund. Those funds and accounts may engage in, and compete for, transactions in the same types of securities or other investments as the Fund.
At other times, there may be conflicts of interest with other funds or accounts that invest in one of the same issuers that a Fund invests in. For example, a Fund may invest in an issuer's equity or debt securities that are subordinate to other securities of that issuer held by another fund or account the Manager advises.

         The Manager and its affiliates are not obligated to make available to a Fund's investment personnel any information regarding the strategies or investment activities of other funds or accounts that the Manager and its affiliates advise. The trading and other investment activities of those other funds or accounts are carried out without regard to the investment activities of a Fund and, as a result, the value of securities held by a Fund or the
Fund's investment strategies may be adversely affected. A Fund's investment performance will usually differ from the performance of other accounts advised by the Manager or its affiliates and the Fund may experience losses during periods in which other accounts advised by the Manager or its affiliates achieve significant gains.

         Each Fund offers its shares to separate accounts of different insurance companies, as an investment for their variable annuity, variable life and other investment product contracts. While neither Fund foresees any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in a Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         Each Fund's Board has procedures to monitor the Fund's portfolio for possible conflicts to determine what action should be taken. Such policies and procedures may also limit a Fund's investment activities and affect its performance. If a conflict occurs, a Fund's Board might require one or more
Participating Insurance Company separate accounts to withdraw their investments in the Fund. That could force a Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted.
Also, a Fund's Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.
         The risks described above collectively form the expected overall risk profile, respectively, of each Fund and can affect the value of a Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in either Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that either Fund will achieve its investment objective.

  WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT ARE THEY EXPECTED TO BE
                           AFTER THE REORGANIZATION?

         Each Fund pays a variety of expenses directly for management of their respective assets, administration and other services. Those expenses are subtracted from each Fund's assets to calculate the Fund's net asset value per share. Shareholders pay these expenses indirectly. The Funds do not charge an initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges;
however, you should refer to the prospectus provided by your Participating
Insurance Company for information on initial or contingent deferred sales charges, exchange fees or redemption fees under your variable contract.  Those charges and fees are not reflected in the fee and expense tables below.

Current and Pro Forma Fee Tables

         The tables below reflect the current contractual management fee schedule for each Fund and the proposed "pro forma" management fee schedule for the surviving Core Bond Fund/VA upon the successful completion of the
Reorganization.  The tables are provided to help you understand and compare the fees and expenses of investing in shares of each Fund. The pro forma fees and expenses of the surviving Core Bond Fund/VA show what the fees and expenses are expected to be after giving effect to the Reorganization.

         "Other Expenses" in the tables include transfer agent fees, custodial fees, and accounting and legal expenses that each Fund pays.  The "Other
Expenses" in the tables are based on, among other things, the fees each Fund would have paid if the Transfer Agent had not waived a portion of its fee under a voluntary undertaking to the Funds to limit these fees to 0.35% of average daily net assets per fiscal year. For each Fund, that undertaking may be amended or withdrawn at any time.  The transfer agent fees did not exceed this expense limitation for either Fund for the fiscal year ended December 31,
2007.

         If the Reorganization is not approved, the Manager expects that the
"Other Fees" and "Total Annual Operating Expenses" for Panorama Fund would continue at the levels reflected in the table below so long as Panorama Fund's asset base continues to remain flat or in decline.  Please see "Reasons for the Reorganization - Board Considerations" for more discussion about Panorama
Fund's fees and expenses.

----------------------------------------------- -------------------- ------------------------ ---------------------
                                                                                                    Combined

                                                                        Core Bond Fund/VA
          Fee and Expense Comparison               Panorama Fund      (Non-Service Shares)     Pro Forma Expenses
----------------------------------------------- -------------------- ------------------------ ---------------------
----------------------------------------------- -------------------- ------------------------ ---------------------
Management Fee                                        0.525%                  0.60%                  0.60%
----------------------------------------------- -------------------- ------------------------ ---------------------
----------------------------------------------- -------------------- ------------------------ ---------------------
Distribution and/or Service (12b-1) Fees               None                   None                    None
----------------------------------------------- -------------------- ------------------------ ---------------------
----------------------------------------------- -------------------- ------------------------ ---------------------
Other Fees                                            0.495%                  0.04%                  0.04%
----------------------------------------------- -------------------- ------------------------ ---------------------
----------------------------------------------- -------------------- ------------------------ ---------------------
Total Annual Operating Expenses                       1.020%                  0.64%                  0.64%
----------------------------------------------- -------------------- ------------------------ ---------------------
         In the table, "Management Fee" and "Total Annual Operating
         Expenses" for Core Bond Fund/VA and Combined Pro Forma Expenses
         reflect Core Bond Fund/VA's revised management fee schedule, which took effect on May 1, 2007.  Core Bond Fund/VA's actual
         "Management Fee" for the period ended December 31, 2007 was 0.64%
         and actual "Total Annual Operating Expenses" were 0.68%.

Examples

         The examples below are intended to help you compare the cost of investing in Panorama Fund, Core Bond Fund/VA, and the surviving Core Bond
Fund/VA after the Reorganization. The examples assume that you invest $10,000 in shares of a Fund for the time periods indicated and reinvest your dividends and distributions.  The examples also assume that your investment has a 5%
return each year and that a Fund's operating expenses remain the same.
Separate account or contract expenses are not included and if they were included, overall expenses would be higher.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows whether or not you redeem your investment at the end of each period:

                               Panorama Fund
--------------------- -------------------- -------------------- ---------------------
       1 Year               3 Years              5 Years              10 Years
--------------------- -------------------- -------------------- ---------------------
--------------------- -------------------- -------------------- ---------------------
        $105                 $326                 $566                 $1,254
--------------------- -------------------- -------------------- ---------------------

                               Core Bond Fund/VA
                               (Non-Service Shares)
---------------------- ------------------- -------------------- ---------------------
       1 Year               3 Years              5 Years              10 Years
---------------------- ------------------- -------------------- ---------------------
---------------------- ------------------- -------------------- ---------------------
         $66                  $206                $358                  $801
---------------------- ------------------- -------------------- ---------------------

Pro Forma Surviving Core Bond Fund/VA (Post-Reorganization)
                               (Non-Service Shares)
--------------------- ------------------- ------------------- ---------------------
       1 year              3 years             5 years              10 years
--------------------- ------------------- ------------------- ---------------------
--------------------- ------------------- ------------------- ---------------------
        $66                  $206                $358                 $801
--------------------- ------------------- ------------------- ---------------------

What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?

         The following tables set forth the existing capitalization of
Panorama Fund and Core Bond Fund/VA as of December 31, 2007, and the pro forma combined capitalization of Core Bond Fund/VA as of December 31, 2007, as if
the Reorganization had occurred on that date.

--------------------------------------------------------------------------------------------------------------------
                                         Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Panorama Fund                            17,023,920                 15,741,980                    $1.08
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                         Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Core Bond Fund/VA (Non-Service          325,661,015                 29,454,744                    $11.06
shares)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                         Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Core Bond Fund/VA                       342,684,935                 30,993,977                    $11.06
(Pro Forma Surviving Fund)
(Non-Service shares)*
--------------------------------------------------------------------------------------------------------------------
*    Reflects  the  issuance  of  1,539,233  Non-Service  shares  of  Core  Bond
     Fund/VA  in a  tax-free  exchange  for the net  assets  of  Panorama  Fund, aggregating $17,023,920.

How have the Funds performed?

         The following past performance information for each Fund is set forth below: (i) a bar chart showing changes in the performance of Panorama Fund and
Non-Service shares of Core Bond Fund/VA from year to year for the last ten calendar years and (ii) tables detailing how the average annual total returns of each of Panorama Fund and Non-Service shares of Core Bond Fund/VA compared to those of broad-based market indices. Charges imposed by the separate accounts that invest in a Fund are not included in the calculations of a
Fund's returns and, if those charges were included, a Fund's returns would be less than those shown. A Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns for Panorama Fund as of 12/31 each year

[Graphic bar chart]

        ------------------------------------------------------- -----------------------------------------------
                         Calendar Year Ended:                                Annual Total Returns
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/98                                           8.14%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/99                                           -1.73%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/00                                           12.36%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/01                                           7.23%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/02                                           10.06%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/03                                           2.58%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/04                                           4.17%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/05                                           1.48%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/06                                           3.74%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/07                                           6.48%
        ------------------------------------------------------- -----------------------------------------------

During the period shown in the bar chart, the highest return (not annualized)
for a calendar quarter was 6.42% (3QTR02) and the lowest return (not annualized) for a calendar quarter was -2.73% (2QTR04).

Annual  Total  Returns for Core Bond  Fund/VA  (Non-Service  shares) as of 12/31 each year

[Graphic bar chart]

----------------------------------------------------------- ---------------------------------------------------------
                   Calendar Year Ended:                                       Annual Total Returns
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/98                                                     6.80%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/99                                                    -1.52%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/00                                                     6.10%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/01                                                     7.79%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/02                                                     9.02%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/03                                                     6.78%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/04                                                     5.49%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/05                                                     2.59%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/06                                                     5.28%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/07                                                     4.39%
----------------------------------------------------------- ---------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 4.04% (1QTR01) and the lowest return for a calendar quarter was
-2.23% (2QTR04).

------------------------------------------------ --------------------- ----------------------- ---------------------
Panorama Fund
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
Average  Annual  Total  Returns for the periods                                                      10 Years
ended December 31, 2007                                 1 Year                5 Years
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
 Panorama Fund (inception 5/13/92)                      6.48%                  3.68%                   5.37%
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
Merrill Lynch Master Government Index                   8.76%                  4.11%                   5.90%
(reflects no deduction for fees, expenses or
taxes)
------------------------------------------------ --------------------- ----------------------- ---------------------

------------------------------------------------ --------------------- ----------------------- ---------------------
Core Bond Fund/VA (Non-Service shares)
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
Average Annual Total Returns                            1 Year                5 Years                10 Years
for the periods ended December 31, 2007
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
Core Bond Fund/VA                                       4.39%                  4.90%                   5.24%
Non-Service shares (inception 4/3/85)
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
Citigroup Broad Investment Grade Index                  7.22%                  4.55%                   6.02%
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
Lehman Brothers Aggregate Bond Index                    6.97%                  4.42%                   5.97%
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
Lehman Brothers Credit Index                            5.11%                  4.84%                   6.05%
------------------------------------------------ --------------------- ----------------------- ---------------------

A Fund's average annual total returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The Panorama
Fund's performance is compared to the Merrill Lynch Master Government Index, an unmanaged composite index of both the Merrill Lynch Treasury and Merrill
Lynch Agency Master Indices.  The performance of Non-Service shares of Core
Bond Fund/VA is compared to the Lehman Brothers Aggregate Bond Index, a broad-based index of government agencies and corporate debt; the Citigroup
Broad Investment Grade Index, an index of investment grade corporate and U.S.
government bonds; and the Lehman Brothers Credit Index, an index of non-convertible U.S. investment grade corporate bonds. The indices'
performance includes reinvestment of income but does not reflect transaction costs, fees or expenses. A Fund's investments vary from the securities that compose the index or indices to which the Fund's performance is compared.

A Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

HOW DO THE ACCOUNT FEATURES AND SHAREHOLDER SERVICES FOR THE FUNDS COMPARE?

Purchases and Redemptions

         Shares of each Fund may be purchased and redeemed only by separate investment accounts of Participating Insurance Companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy or redeem shares of a Fund directly. Shares of each Fund are sold to and redeemed by Participating
Insurance Companies at their offering price, which is the net asset value per share. Neither Fund imposes any sales charge on the purchase, redemption or exchange of its shares.  You should refer to the prospectus of the
Participating Insurance Company for a description of any initial transaction-related, surrender, or withdrawal charge imposed under the variable annuity, variable life or other contract through which a Fund's shares are purchased or redeemed.

         Frequent purchases and redemptions of a Fund's shares may interfere with the Manager's ability to manage the Fund's investments, may increase the
Fund's transaction and administrative costs and/or may affect the performance.
For example, if large dollar amounts were involved in redemption transactions, a Fund might be required to sell portfolio securities or administrative expenses might be increased. The extent to which the Fund might be affected by such trading activity would depend on various factors, such as the current asset size of a Fund, the nature of its investments, the amount of Fund assets the portfolio managers maintain in cash or cash equivalents, and the aggregate dollar amount, number and frequency of the share trades.

         The Manager and each Fund's Board have adopted policies and procedures to try to prevent frequent and/or excessive purchase and redemption activity.

         The Transfer Agent and OppenheimerFunds Distributor, Inc. (the
"Distributor"), on behalf of each Fund, have entered into agreements with
Participating Insurance Companies designed to detect and restrict excessive short term trading activity by contract or policy owners or their financial advisers in their accounts. The Transfer Agent generally does not consider periodic asset allocation or re-balancing that affects a portion of the Fund shares held in the account of a policy or contract owner to be "excessive trading." However, the Transfer Agent has advised Participating Insurance
Companies that it generally considers certain other types of trading activity to be "excessive," such as making a "transfer" out of a Fund within 30 days of buying Fund shares (by the sale of the recently purchased Fund shares and the purchase of shares of another fund) or making more than six "round trip transfers" between funds during one year. The agreements require Participating
Insurance Companies to provide transaction information to the Funds and to execute Fund instructions to restrict trading in Fund shares.

         A Participating Insurance Company may also have its own policies and procedures and may impose its own restrictions or limitations to discourage short-term and/or excessive trading by its policy or contract owners. Those policies and procedures may be different from the Funds' in certain respects.
You should refer to the prospectus for your insurance company variable annuity contract for specific information about the insurance company's policies. To the extent that a Fund has agreed to utilize an insurance company's short-term or excessive trading restrictions, policy or contract owners may be required to only transmit purchase or redemption orders by first class U.S. mail.

Dividends and Distributions

         Both Funds intend to declare dividends separately for each class of shares from net investment income on an annual basis and pay them annually.
Dividends paid by a Fund (and any capital gains distributions) will be reinvested automatically in additional shares of the Fund at net asset value for the account of the Participating Insurance Company (unless the insurance company elects to have dividends or distributions paid in cash).  The Funds have no fixed dividend rate and cannot guarantee that they will pay any dividends or distributions.

         A Fund may realize capital gains on the sale of portfolio securities.
If it does, it may make distributions out of any net short-term or long-term capital gains each year. Each Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  However, there can be no assurance that either Fund will pay any capital gains distributions in a particular year.

                      INFORMATION ABOUT THE REORGANIZATION

         This following is a summary of the  Reorganization  Agreement.  You may request a copy of the  Reorganization  Agreement,  free of  charge,  by  calling
1.800.399.7181.

How will the Reorganization be carried out?

         If the shareholders of Panorama Fund approve the Reorganization, the
Reorganization will take place after various conditions are satisfied by
Panorama Fund and Core Bond Fund/VA, including delivery of certain documents.
The Closing Date is presently scheduled to occur on or about April 30, 2008 and the "Valuation Date" (which is the business day preceding the Closing Date of the Reorganization) is presently scheduled to be on or about April 29, 2008.

         If the shareholders of Panorama Fund vote to approve the
Reorganization, substantially all of the assets of Panorama Fund will be transferred to Core Bond Fund/VA in exchange for Non-Service shares of Core
Bond Fund/VA, and shareholders will receive Non-Service shares of Core Bond
Fund/VA equal in value to the value as of the Valuation Date of your shares of
Panorama Fund.  Panorama Fund will then be liquidated and its outstanding shares will be cancelled. The stock transfer books of Panorama Fund will be permanently closed at the close of business on the Valuation Date.

         If shareholders of Panorama Fund approve the Reorganization (please see "Voting Information - Quorum and Required Vote" for more information about the required vote), all shareholders' of Panorama Fund will have their shares redeemed at net asset value on the Valuation Date, after Panorama Fund subtracts a cash reserve ("Cash Reserve"), and the proceeds of redemption will be reinvested in Non-Service shares of Core Bond Fund/VA at net asset value.
The Cash Reserve is an amount retained by Panorama Fund for the payment of
Panorama Fund's outstanding debts, taxes and expenses of liquidation following the Reorganization.  Core Bond Fund/VA is not assuming any debts of Panorama
Fund except debts for unsettled securities transactions and outstanding dividend and redemption checks. Any debts paid out of the Cash Reserve will be those debts, taxes or expenses of liquidation incurred by Panorama Fund on or before the Closing Date. Panorama Fund will recognize capital gains or losses on any sales of portfolio securities made prior to the Reorganization. The sales of portfolio securities contemplated by the Reorganization are anticipated to be in the ordinary course of business of Panorama Fund's activities.  Following the Reorganization, Panorama Fund will take all necessary steps to complete its liquidation and effect a complete dissolution of the Fund.

         Under the Reorganization Agreement, either Panorama Fund or Core Bond
Fund/VA may abandon and terminate the Reorganization Agreement for any reason and there will be no liability for damages or other recourse available to the other Fund; provided, however, that in the event that one of the Funds terminates the Reorganization Agreement without reasonable cause, it shall, upon demand, reimburse the other Fund for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with the Reorganization
Agreement.

         To the extent permitted by law, the Funds may agree to amend the
Reorganization Agreement without shareholder approval. They may also agree to terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval of shareholders of Panorama Fund.

Who will pay the expenses of the Reorganization?

         Panorama Fund will be responsible for its out-of-pocket expenses associated with the Reorganization, including outside legal and accounting fees and shareholder communication costs.  The Manger will bear such expenses incurred by Core Bond Fund/VA.  The Manager has estimated total merger related costs to be approximately $51,650 for Panorama Fund and $26,750 for Core Bond
Fund/VA.  Due to the relatively moderate cost of the Reorganization, the
Manager does not anticipate that either Fund will experience any dilution as a result of the proposed Reorganization.

What are the tax consequences of the Reorganization?

         The Reorganization is intended to qualify as a tax-free
reorganization for federal income tax purposes under Section 368(a)(1) of the
Internal Revenue Code of 1986, as amended.  Based on certain assumptions and representations received from Panorama Fund and Core Bond Fund/VA, it is expected to be the opinion of Bell, Boyd & Lloyd LLP ("tax opinion") that:

              (i)   shareholders of Panorama Fund should not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of Core Bond Fund/VA;

              (ii)  shareholders of Core Bond Fund/VA should not recognize any gain or loss upon receipt of Panorama Fund's assets; and

              (iii) the holding period of Core Bond Fund/VA shares received in that exchange should include the period that Panorama Fund shares were held (provided such shares were held as a
                    capital asset on the Closing Date).  In addition, neither
                    Fund is expected to recognize a gain or loss as a direct
                    result of the Reorganization.

         If the tax opinion is not received by the Closing Date, Panorama Fund may still pursue the Reorganization, pending re-solicitation of shareholders and shareholder approval, which would delay the reorganization by several months.  Although not likely, in the event the tax opinion is not received, the Reorganization may not qualify as a tax-free reorganization.

         Prior to the Valuation Date, Panorama Fund may pay a dividend which will have the effect of distributing to Panorama Fund's shareholders all of
Panorama Fund's investment company taxable income, if any, for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carry-forward). As of December 31,
2007, Panorama Fund had $210,319 of net capital loss carry-forward available to offset any realized capital gains and thereby reduce the capital gains distributions. Any such dividends will be taxable, if at all, to the accounts of Participating Insurance Companies, although such dividends may affect the tax basis of certain types of distributions made to you by a Participating
Insurance Company.

         You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax adviser as to state and local and other tax consequences, if any, of the Reorganization because this discussion relates only to federal income tax consequences.

                         REASONS FOR THE REORGANIZATION

Board Considerations

         In considering whether to approve the proposed Reorganization on behalf of the Panorama Fund, Panorama Fund' Board of Directors reviewed and discussed the proposed Reorganization with the Manager and the Board's independent legal counsel.  Panorama Fund's Board of Directors considered information with respect to, among other things, each Fund's management fees and total expenses; comparability of the Funds' investment objectives, investment policies, and portfolio characteristics; the Funds' historical investment performance; and the terms of the proposed Reorganization.

         The Board reviewed information indicating that over the last several years, the net assets of Panorama Fund have decreased significantly.  The
Manager presented its view that this trend is unlikely to be reversed.  The
Manager reported that Panorama Fund is currently offered under the variable annuity or variable life contracts of only one insurance company sponsor, which does not offer the Fund under new contracts.  The Manager reported that it has found no interest among other insurance companies to offer Panorama
Fund under their variable annuity or variable life insurance products and, therefore, there is no opportunity to increase Panorama Fund's asset base through sales of shares to new investors.  Given the Fund's diminishing asset base and inability to increase assets through new sales, the Manager believes that Panorama Fund is not likely to provide opportunities for economies of scale as a means to try to reduce expenses.

         The Board further considered the Manager's view that the proposed
Reorganization is the best alternative for shareholders of Panorama Fund to benefit from a fund with a larger asset base and lower total expenses.
Panorama Fund's "other expenses" (0.495%) are significantly higher than those of Core Bond Fund/VA (0.04%).  The Board considered that, although the management fee rate of Core Bond Fund/VA (0.60%) as of December 31, 2007 is higher than that of Panorama Fund (0.525%), following the Reorganization, shareholders of Panorama Fund would benefit because Core Bond Fund/VA
Non-Service shares' total expense ratio (0.64%)(2) is significantly lower than that of Panorama Fund (1.020%).

         The Board also considered the Funds' respective investment objectives and policies.  The Board discussed with the Manager that each Fund has as an investment objective of high current income, with Panorama Fund seeking a high degree of safety of principal and Core Bond Fund/VA having a secondary objective of capital appreciation when consistent with high current income.
The Board considered that each Fund emphasizes investment in high-quality securities, with Core Bond Fund/VA having greater flexibility to invest in private issuer securities, foreign securities, and high yield debt securities.  The Manager discussed with the Board that the same portfolio management team manages both Funds and that the Funds' portfolios have substantial overlap in positions.  The Board considered the Manager's view that the Reorganization would allow shareholders of Panorama Fund to continue to participate in a fund that seeks high current income and emphasizes investment in high-quality debt securities, with the possibility that shareholders could benefit from a portfolio that is more diversified across the various segments of the fixed income market.

         The Board also considered the Funds' relative historical investment performance.  The Board received information reflecting that Panorama Fund had higher one-year and ten-year average annual total returns, and Core Bond
Fund/VA had higher five-year returns, for the periods ended December 31,
2007.

         The Board also considered the terms and conditions of the
Reorganization, including that there would be no sales or other transaction charge imposed by a Fund in effecting the Reorganization and that the
Reorganization is expected to be a tax-free reorganization.

         After consideration of the above factors, other considerations, and such information as the Board of Panorama Fund deemed relevant, Panorama
Fund's Board of Directors, including the Directors who are not "interested persons" (as defined in the Investment Company Act) of Panorama Fund or the
Manager (the "Independent Trustees"), unanimously approved the Reorganization and the Reorganization Agreement and voted to recommend its approval by the shareholders of Panorama Fund.  The Board and the Independent Trustees also concluded that Panorama Fund's participation in the transaction was in the best interests of Panorama Fund and that the Reorganization would not result in a dilution of the interests of existing shareholders of Panorama Fund.

         The Board of Trustees of Core Bond Fund/VA also determined that the
Reorganization was in the best interests of Core Bond Fund/VA and its shareholders and that no dilution would result to those shareholders.  Core
Bond Fund/VA shareholders do not vote on the Reorganization.  The Board on behalf of Core Bond Fund/VA, including the Independent Trustees, unanimously approved the Reorganization and the Reorganization Agreement.

         Board members are not required, nor do they plan, to attend the
Special Meeting of Shareholders.

For the reasons discussed above, the Board, on behalf of Panorama Fund, recommends that you vote FOR the Reorganization. If shareholders of Panorama
Fund do not approve the Reorganization, it will not take place.

Receipt of Non-Service Shares of Core Bond Fund/VA

         Upon consummation of the Reorganization, Non-Service shares of Core
Bond Fund/VA will be distributed to shareholders (in this case, separate accounts established by a Participating Insurance Company) of Panorama Fund,
in connection with the Reorganization. The Non-Service shares of Core Bond
Fund/VA will be recorded electronically in the separate account of the
Participating Insurance Company.  Core Bond Fund/VA will then send a confirmation to the Participating Insurance Company with respect to each of its separate accounts previously invested in Panorama Fund. The Participating
Insurance Company will be responsible for allocating to Core Bond Fund/VA the contract values that were previously allocated to Panorama Fund.

WHAT ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS?

Both Panorama Fund and Core Bond Fund/VA have certain additional fundamental investment restrictions that can only be changed with shareholder approval.
Generally, these investment restrictions are similar between the Funds.
Please see the Statements of Additional Information for Panorama Fund (SEC
File No. 2-73969) and Core Bond Fund/VA (SEC File No. 2-93177) for
descriptions of those investment restrictions, which are incorporated by reference into the Statement of Additional Information, dated March 7, 2008, relating to the Reorganization.

OTHER COMPARISONS BETWEEN THE FUNDS

         A description of certain other key features of the Funds is set forth below.  More detailed information is available in each Fund's Prospectus and
Statement of Additional Information, which are incorporated by reference.

Management of the Funds

         Core Bond Fund/VA is governed by a Board of Trustees, and Panorama
Fund is governed by a Board of Directors.  Each Fund's Board is comprised of the same members.  The Board of Core Bond Fund/VA is responsible for protecting the interests of the Fund's shareholders under Massachusetts law and other applicable laws while the Board of Panorama Fund is responsible for protecting the interests of shareholders under Maryland law and other applicable laws.  For a listing of the Core Bond Fund/VA's Board of Trustees and biographical information, please refer to the Statement of Additional
Information of Core Bond Fund/VA (SEC File No. 2-93177) dated April 30, 2007, revised as of August 31, 2007 and supplemented October 12, 2007, which is incorporated by reference into the Statement of Additional Information, dated
March 7, 2008, relating to this Prospectus and Proxy Statement.

Investment Management and Fees

         The day-to-day management of the business and affairs of each Fund is the responsibility of the Manager.  Pursuant to each Fund's investment advisory agreement, the Manager acts as the investment advisor for both Funds, manages the assets of both Funds and makes each Fund's investment decisions.
The Manager employs the Funds' portfolio managers. Since April 23, 2002, each
Fund has been managed by Angelo Manioudakis, together with a team of investment professionals including Benjamin J. Gord, Geoffrey Caan, Thomas
Swaney and Antulio N. Bomfim, who are primarily responsible for the day-to-day management of the Portfolio's investments.
         Both Funds obtain investment management services from the Manager according to terms that are substantially similar. The advisory agreements require the Manager, at its expense, to provide each Fund with adequate office space, facilities and equipment. The agreements also require the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to their operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

         Each Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreements list examples of expenses paid by each Fund. The major categories relate to interest, taxes, brokerage commissions, fees to Independent Trustees/Directors, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs, and non-recurring expenses, including litigation costs.

         Panorama Fund's investment advisory agreement provides that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection with any matters to which the agreement(s) relate.  Core Bond Fund/VA's investment advisory agreement provides that the Manager is not be liable for any loss sustained by the Fund in connection with matters to which the investment advisory agreement relates, except a loss resulting by reason of the Manager's willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of the Manager's reckless disregard of its obligations and duties under the investment advisory agreement.

         The Manager is controlled by Oppenheimer Acquisition Corp., a holding company owned in part by senior officers of the Manager and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company that also advises pension plans and investment companies.
The Manager has been an investment advisor since January 1960. The Manager
(including subsidiaries and an affiliate) managed more than $260 billion in assets as of December 31, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at 225 Liberty
Street, 11th Floor, New York, New York 10281-1008.

         Management Fees.  Under each Fund's investment advisory agreement, the
Fund pays the manager an advisory fee at an annual rate that declines on additional assets as the Fund grows.  The table below shows the current advisory fee schedule for each Fund.  As shown in the table, based on net assets as of December 31, 2007, the effective management fee for Core Bond
Fund/VA was 0.60% and 0.525% for Panorama Fund.  Core Bond Fund/VA's fee
schedule would be the fee schedule for the combined Fund upon successful completion of the Reorganization.

                              Panorama Fund                                     Core Bond Fund/VA
                       Net assets                     Fee                  Net Assets                   Fee
                   Up to $300 million               0.525%              Up to $1 billion               0.60%
                   Next $100 million                0.500%               Over $1 billion               0.50%
                   Over $400 million                0.450%
          Effective Fee (based on net assets                     Effective Fee (based on net
          of $17.0 million as of 12/31/07)          0.525%       assets of $429.2 million as of        0.60%
                                                                 12/31/07)

         Core Bond Fund/VA's management fee schedule shown above became effective on May 1, 2007.  From January 1, 2007 through April 30, 2007, Core
Bond Fund/VA's annual advisory fee rate was: 0.75% of the first $200 million of net assets; 0.72% of the next $200 million; 0.69% of the next $200 million;
0.66% of the next $200 million; 0.60% of the next $200 million; and 0.50% of net assets over $1 billion.

Payments to Financial Intermediaries and Service Providers

         The Manager and the Distributor, in their discretion, may pay financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from a Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the fee tables contained in this combined
Prospectus and Proxy Statement because they are not paid by the Fund.

         "Financial intermediaries" are firms that offer and sell shares of the Funds to their clients, or provide shareholder services to the Funds, or both, and receive compensation for doing so.  Each Participating Insurance
Company, for example, is a financial intermediary.

         In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to a financial intermediary, the average net assets of a Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund or other
Oppenheimer funds to its customers. These payments also may give a financial intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify a Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales or other personnel, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or
Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA) (formerly known as the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Funds or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

         Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

         Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

         Each Fund's Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.  Please refer to separate account prospectuses provided by your Participating Insurance Company for a description of any fees that you may pay or charges to the Participating Insurance Company charges in addition to those disclosed in this combined Prospectus and Proxy Statement.

Transfer Agency and Custody Services

         Both Funds receive shareholder accounting and other clerical services from OppenheimerFunds Services, a division of the Manager, in its capacity as transfer agent and dividend paying agent. It acts on an annual per-account fee basis for both Funds. The terms of the transfer agency agreement for both
Funds, and of a voluntary undertaking to limit transfer agent fees to 0.35% of average daily net assets per fiscal year for Non-Service shares of Core Bond
Fund/VA and shares of Panorama Fund, are substantially similar.  JP Morgan
Chase Bank, located at 4 Chase Metro Tech Center, Brooklyn, NY 11245, acts as custodian for both Funds.

Shareholder Rights

         Core Bond Fund/VA is a Massachusetts business trust and Panorama Fund is a Maryland Corporation. The Funds are not required to, and do not, hold annual meetings of shareholders and have no current intention to hold such meetings, except as required by the Investment Company Act or other applicable law.

         Under the Investment Company Act, a Fund is required to hold a shareholder meeting if, among other reasons, the numbers of Trustees or
Directors elected by the Fund's shareholders is less than a majority of the total number of Trustees or Directors, or if the Fund seeks to change a fundamental investment policy. The Trustees of Core Bond Fund/VA will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the
Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a
Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

         The rights of shareholders of both Funds are substantially the same under their governing documents.  The table below compares important provisions of each Fund's charter documents.  Shares of a Fund will be fully paid and non-assessable when issued.  Neither Fund permits cumulative voting.

----------------------------------------------------------- ---------------------------------------------------------
Panorama  Fund,  a series of Panorama  Series  Fund,  Inc.  Core  Bond  Fund/VA,  a series of  Oppenheimer  Variable
(the "Corporation")                                         Account Funds (the "Trust")
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
Shareholders have the power to elect and remove Directors.  Shareholders have the power to elect and remove
                                                            Trustees.
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
The Corporation reserves the right from time to time to     The Declaration of Trust may be amended by the
make any amendment to its charter now or thereafter         affirmative vote of the holders of not less than a
authorized by law, including any amendment which changes    majority of the shares. The Trustees generally may
charter terms or contract rights, as expressly set forth    amend the Declaration of Trust without the vote or
in the charter, by classification, reclassification, or     consent of shareholders; however, no amendment may be
otherwise.                                                  made, which would change any rights with respect to any
                                                            shares of the Trust or any series or class thereof by
                                                            reducing the amount payable thereon upon liquidation of
                                                            the Trust or by diminishing or eliminating any voting
                                                            rights pertaining thereto, except with the vote or
                                                            consent of the holders of a majority of the Shares
                                                            entitled to vote.

----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
The Board of Directors may amend or repeal any provision    The Bylaws may be altered, amended, added to or
of the Bylaws at any meeting of the Board.  The Bylaws      repealed by the Shareholders or by majority vote of the
may be amended or repealed at any regular meeting of the    entire Board of Trustees, but any such alteration,
stockholders or at any special meeting of the               amendment, addition or repeal of the Bylaws by action
stockholders at which a quorum is present or represented,   of the Board of Trustees may be altered or repealed by
provided that                                               the Shareholders.
notice of the proposed amendment, alteration, or repeal
be contained in the notice of such special meeting.

----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
Under Maryland law, a voluntary dissolution of the          The liquidation of the Trust or any particular Series
Corporation requires approval by a majority of the entire   or Class thereof may be authorized at any time by vote
Board of Directors and by the affirmative vote of           of a majority of the Trustees or instrument executed by
two-thirds of all the shareholders' votes entitled to be    a majority of their number then in office, provided the
cast on the matter.                                         Trustees find that it is in the best interest of the
                                                            Shareholders of such Series or Class or as otherwise
                                                            provided in this Declaration of Trust or the instrument
                                                            establishing such Series or Class. The Trustees shall
                                                            provide written notice to affected shareholders of such
                                                            liquidation.

----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
Meetings of the stockholders may be called for any          Meetings of the Shareholders for any purpose or
purpose or purposes by a majority of the Board of           purposes may be called by the Chairman of the Board of
Directors, by the President, or upon the written request    Trustees, if any, or by the President or by the Board
of the holder of at least 25% of the outstanding capital    of Trustees and shall be called by the Secretary upon
stock of the Corporation entitled to vote at such meeting.  receipt of the request in writing signed by
                                                            Shareholders holding not less than one third in amount
                                                            of the entire number of Shares issued and outstanding
                                                            and entitled to vote thereat.  Such request shall state
                                                            the purpose or purposes of the proposed meeting.  In
                                                            addition, meetings of the Shareholders shall be called
                                                            by the Board of Trustees upon receipt of the request in
                                                            writing signed by Shareholders that hold not less than
                                                            ten percent in amount of the entire number of Shares
                                                            issued and outstanding and entitled to vote thereat,
                                                            stating that the purpose of the proposed meeting is the
                                                            removal of a Trustee.
----------------------------------------------------------- ---------------------------------------------------------

                               VOTING INFORMATION

How do I vote?

         Please take a few moments to complete your proxy ballot promptly. You may vote your shares by completing and signing the enclosed proxy ballot(s)
and mailing the proxy ballot(s) in the postage paid envelope provided.  You also may vote your shares by telephone by following the instructions on the attached proxy ballot(s) and accompanying materials.  You may cast your vote by attending the Meeting in person if you are a record owner.

         If you need assistance, have any questions regarding the
Reorganization or need a replacement proxy ballot, you may contact us toll-free at 1-866-406-2288.  Any proxy given by a shareholder, whether in writing, by telephone, is revocable as described below under the paragraph titled "Revoking a Proxy".

         If you simply sign and date the proxy but give no voting
instructions, your shares will be voted in favor of the Reorganization.

         As the Meeting date approaches, certain shareholders may receive telephone calls from a representative of the solicitation firm (if applicable)
if their vote has not yet been received.  Authorization to permit the solicitation firm to execute proxies may be obtained by telephonic instructions from shareholders of Panorama Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures discussed below.  These procedures have been designed to reasonably ensure that the identity of the shareholder providing voting instructions is accurately determined and that the voting instructions of the shareholder are accurately recorded.

         In all cases where a telephonic proxy is solicited, the solicitation firm representative is required to ask for each shareholder's full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation) and to confirm that the shareholder has received the Prospectus and Proxy Statement and ballot.  If the information solicited agrees with the information provided to the solicitation firm, the solicitation firm representative has the responsibility to explain the process, read the proposal listed on the proxy ballot, and ask for the shareholder's instructions on such proposal.  The solicitation firm representative, although he or she is permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote.  The solicitation firm representative may read any recommendation set forth in the
Prospectus and Proxy Statement.  The solicitation firm representative will record the shareholder's instructions.  Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the solicitation firm immediately if his or her instructions are not correctly reflected in the confirmation.  For additional information, see also the section below titled "Solicitation of Proxies".

Who is entitled to vote and how are votes counted?

         Shareholders of record of Panorama Fund at the close of business on
January 29, 2008 (the "Record Date") will be entitled to vote at the Meeting.
On January 29, 2008, there were 15,811,061 outstanding shares of Panorama
Fund's shares.  Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Panorama Fund held on the Record Date.

         The individuals named as proxies on the proxy ballots (or their substitutes) will vote according to your directions if your proxy ballot is received and properly executed, or in accordance with the instructions you provide if you vote by telephone or mail.  You may direct the proxy holders to vote your shares on the proposal by checking the appropriate box "FOR" or
"AGAINST", or instruct them not to vote those shares on the proposal by checking the "ABSTAIN" box.

Quorum and Required Vote

         A Participating Insurance Company is required to request voting instructions from variable contract owners and must vote all Panorama Fund shares held in the separate accounts of the Participating Insurance Company in proportion to the voting instructions received.  This method of voting is sometimes referred to as proportional voting.  Because of proportional voting, a small number of contract owners could determine the outcome of the vote with respect to the Reorganization.

         The presence in person or by proxy of a majority of Panorama Fund's shares outstanding and entitled to vote constitutes a quorum.  Shares whose proxies reflect an abstention on the proposal are counted as shares present and entitled to vote for purposes of determining whether the required quorum of shares exists for voting on the Reorganization.  However, abstentions will have the same effect as a vote "against" the Reorganization.  In the absence of a quorum, the shareholders present or represented by proxy and entitled to vote thereat have the power to adjourn the meeting from time to time.

         The Reorganization must be approved by the affirmative vote of two-thirds of all the votes entitled to be cast by Panorama Fund shareholders on the matter.  Core Bond Fund/VA shareholders do not vote on the
Reorganization.

         In the absence of a quorum or if a quorum is present but sufficient votes to approve the Reorganization are not received by the date of the
Meeting, the persons named in the enclosed proxy (or their substitutes) may propose and approve one or more adjournments of the Meeting to permit further solicitation of proxies.  All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned.  The persons named as proxies on the proxy ballots (or their substitutes) will vote the shares present in person or by proxy (including abstentions) in favor of such an adjournment if they determine additional solicitation is warranted and in the interests of the
Fund's shareholders.

Solicitation of Proxies

         Participating Insurance Companies may be required to forward soliciting material to the beneficial owners of the shares on behalf of
Panorama Fund and to obtain authorization for the execution of proxies.  For any such services, Participating Insurance companies may be reimbursed by the
Panorama Fund for their reasonable expenses incurred in connection with the proxy solicitation to the extent that Panorama Fund would have directly borne those expenses.

     In addition to solicitations by mail, solicitations may be conducted by telephone or email including by a proxy solicitation firm hired at Panorama
Fund's expense. It is expected that a proxy solicitation firm will be hired.
It is estimated that the cost to Panorama Fund of engaging a proxy solicitation firm would not exceed $14,360, plus any additional costs which would be incurred in connection with contacting those shareholders who have not voted, in the event of a need for re-solicitation of votes.  These costs are included in the estimated total merger related costs discussed earlier.
Currently, if the Manager determines to retain the services of a proxy solicitation firm on behalf of the Fund, the Manager anticipates retaining The
Altman Group, Inc.   Any proxy solicitation firm engaged by the Fund, among
other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing shareholder information to any third party; and (iii) required to comply with applicable telemarketing laws.

Revoking a Proxy

         You may revoke a previously granted proxy at any time before it is exercised by: (1) delivering a written notice to Panorama Fund expressly revoking your proxy, (2) signing and sending to the Panorama Fund a later-dated proxy, (3) telephone or (4) attending the Meeting and casting your votes in person if you are a record owner. Please be advised that the deadline for revoking your proxy by telephone is 3:00 p.m., Eastern Time, on the last business day before the Meeting.

What other matters will be voted upon at the Meeting?

         The Board of Directors of Panorama Fund does not intend to bring any matters before the Meeting other than those described in this combined
Prospectus and Proxy Statement. Neither the Board nor the Manager is aware of any other matters to be brought before the Meeting by others. Matters not known at the time of the solicitation may come before the Meeting.  The proxy as solicited confers discretionary authority with respect to such matters that might properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy (or their substitutes) to vote the proxy in accordance with their judgment on such matters.

o        Shareholder Proposals.  The Funds are not required and do not intend to hold shareholder meetings on a regular basis.  Special meetings of shareholders may be called from time to time by either a Fund or its shareholders (for certain matters and under special conditions described in the Funds' Statements of Additional Information).  Under
         the proxy rules of the SEC, shareholder proposals that meet certain conditions may be included in a fund's proxy statement for a particular meeting.  Those rules currently require that for future meetings, the shareholder must be a record or beneficial owner of
         Fund shares either (i) with a value of at least $2,000 or (ii) in an amount representing at least 1% of the Fund's securities to be voted, at the time the proposal is submitted and for one year prior thereto, and must continue to own such shares through the date on which the meeting is held.  Another requirement relates to the timely receipt by a Fund of any such proposal. Under those rules, a proposal must have been submitted a reasonable time before the Fund began to print and mail this Prospectus and Proxy Statement in order to be included in this Prospectus and Proxy Statement.  A proposal submitted for inclusion in a Fund's proxy material for the next special meeting after the meeting to which this Prospectus and Proxy Statement relates must be received by the Fund a reasonable time before the
         Fund begins to print and mail the proxy materials for that meeting.
         Notice of shareholder proposals to be presented at the Meeting must have been received within a reasonable time before the Fund began to mail this Prospectus and Proxy Statement.  The fact that the Fund receives a proposal from a qualified shareholder in a timely manner does not ensure its inclusion in the proxy materials because there are other requirements under the proxy rules for such inclusion.

o        Shareholder Communications to the Board.  Shareholders who desire to communicate generally with the Board should address their
         correspondence to the Board of Trustees of Core Bond Fund/VA or the
         Board of Directors of Panorama Fund, as applicable, and may submit their correspondence by mail to the applicable Fund at 6803 South
         Tucson Way, Centennial, CO 80112, attention Secretary of the Fund;
         and if the correspondence is intended for a particular Trustee or
         Director, the shareholder should so indicate.

                         ADDITIONAL INFORMATION ABOUT THE FUNDS

         Both Funds also file proxy materials, proxy voting reports and other information with the SEC in accordance with the informational requirements of the Securities and Exchange Act of 1934 and the Investment Company Act. These
materials can be inspected and copied at: the SEC's Public Reference Room in
Washington, D.C. (Phone: 1.202.551.8090) or the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C.
20549-0102.

Householding of Reports to Shareholders and Other Fund Documents

         To avoid sending duplicate copies of materials to households, the
Funds mail only one copy of each report to shareholders having the same last name and address on the Funds' records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expenses.  If you want to receive multiple copies of these materials or request householding in the future, you may call the transfer agent at 1.800.647.7374.  You may also notify the transfer agent in writing at 6803 South Tucson Way,
Centennial, Colorado 80112.  Individual copies of prospectuses and reports will be sent to you within 30 days after the transfer agent receives your request to stop householding.

Principal Shareholders

         As of January 31, 2008, the officers and Directors of Panorama Fund as a group, and officers and Trustees of Core Bond Fund/VA as a group, owned less than 1% of the outstanding voting shares of any class of their respective
Fund. As of January 31, 2008, the only persons who owned of record or were known by Panorama Fund or Core Bond Fund/VA to own beneficially 5% or more of any class of the outstanding shares of that respective Fund are listed in
Exhibit A.

                         EXHIBIT TO THE COMBINED PROXY
                            STATEMENT AND PROSPECTUS

Exhibit

A.       Principal Shareholders

                                                                    EXHIBIT A

                             PRINCIPAL SHAREHOLDERS

         Principal  Shareholders  of Panorama  Fund.  As of January 31, 2008,
the only  persons who owned of record or were known by  Panorama  Fund to own beneficially  5% or more of any class of the  outstanding  shares of Panorama
Fund were:

         All of the outstanding shares of Government Securities Portfolio were owned by Massachusetts Mutual Life Insurance Company, 1295
         State Street, Springfield, MA  01111, for variable annuity contracts, variable life insurance policies and other investment products owned by its customers.

         Principal  Shareholders  of Core Bond  Fund/VA.  As of  January  31,
2008,  the only  persons  who  owned of  record  or were  known by Core  Bond
Fund/VA  to own  beneficially  5% or more  of any  class  of the  outstanding shares of Core Bond Fund/VA were:

         Genworth  Life and  Annuity  Insurance  Company,  which  owned
         16.94%  of the  outstanding  Non-Service  shares  of Core Bond
         Fund/VA;  Massachusetts  Mutual Life Insurance Company,  which owned  41.26% of the  outstanding  Non-Service  shares of Core
         Bond Fund/VA and Nationwide  Insurance,  which owned 35.96% of the outstanding Non-Service shares of Core  Bond Fund/VA.

                      STATEMENT OF ADDITIONAL INFORMATION
                       TO PROSPECTUS AND PROXY STATEMENT
                                       OF
                         OPPENHEIMER CORE BOND FUND/VA
                 a series of Oppenheimer Variable Account Funds

                                     PART B

                          Acquisition of the Assets of
                        GOVERNMENT SECURITIES PORTFOLIO,
                     a series of Panorama Series Fund, Inc.

                  By and in exchange for Non-Service Shares of
                         OPPENHEIMER CORE BOND FUND/VA,
                 a series of Oppenheimer Variable Account Funds

         This Statement of Additional Information to this Prospectus and Proxy
Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of Government Securities Portfolio, a series of Panorama Series Fund, Inc. ("Panorama Fund"), for Non-Service shares of
Oppenheimer Core Bond Fund/VA ("Core Bond Fund/VA"), a series of Oppenheimer
Variable Account Funds (together, these transactions are referred to as the
"Reorganization").

         This SAI consists of (i) this Cover Page; (ii) audited financial statements of Core Bond Fund/VA for the fiscal year ended December 31, 2007, and audited financial statements of Panorama Fund for the fiscal year ended
December 31, 2007; and (iii) the following documents which are incorporated into this SAI by reference: the Statement of Additional Information of
Panorama Fund (SEC File No. 2-73969), dated April 30, 2007, revised as of May
25, 2007 and supplemented December 3, 2007, and the Statement of Additional
Information of Core Bond Fund/VA (SEC File No. 2-93177), dated April 30, 2007, revised as of August 31, 2007 and supplemented October 12, 2007.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the combined Prospectus and Proxy Statement dated March 7, 2008 relating to the Reorganization. You can request a copy of the Prospectus and Proxy
Statement by calling 1.800.647.1963 or by writing OppenheimerFunds Services at
P.O. Box 5270, Denver, Colorado 80217.  The date of this SAI is March 7, 2008.

                        PRO FORMA FINANCIAL STATEMENTS

         Pro forma financial statements demonstrating the effect of the
Reorganization on Core Bond Fund/VA are not necessary because the net asset value of Panorama Fund does not exceed ten percent of the net asset value of
Core Bond Fund/VA as of December 31, 2007.

(1) Total expense ratio reflects Core Bond Fund/VA's revised management fee schedule, which took effect on May 1, 2007.

(2) Total expense ratio reflects Core Bond Fund/VA's revised management fee schedule, which took effect on May 1, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CORE BOND FUND/VA:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Core Bond Fund/VA (the "Fund"), a series of Oppenheimer Variable
Account Funds, including the statement of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2008

DECEMBER 31, 2007

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.0%
Aesop Funding II LLC, Automobile
Asset-Backed Certificates, Series
2005-1A, Cl. A2, 5.009%, 4/20/09 1,2              $   426,667   $       426,631
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2,
5.345%, 5/25/34 2                                   1,476,940         1,391,413
--------------------------------------------------------------------------------
Capital One Prime Auto Receivables
Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4,
5.048%, 4/15/11 2                                   4,930,000         4,912,100
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                          310,000           292,028
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust,
Inc. 2005-WF2, Asset-Backed
Pass-Through Certificates,
Series 2005-WF2, Cl. AF2, 4.922%,
8/25/35 2                                              76,142            75,964
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2002-4, Asset-Backed
Certificates, Series 2002-4, Cl. A1,
5.605%, 2/25/33 2                                      35,747            32,011
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-11, Asset-Backed
Certificates, Series 2005-11, Cl. AF2,
4.657%, 2/25/36                                       640,000           636,149
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates, Series
2005-16, Cl. 2AF2,
5.382%, 5/25/36 2                                     670,000           645,778
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates, Series
2005-17, Cl. 1AF2,
5.363%, 5/25/36 2                                     440,000           436,631
--------------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations, Series 2005-2, Cl. A4,
4.15%, 10/15/10                                       920,000           917,269
--------------------------------------------------------------------------------
Household Home Equity Loan Trust,
Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1,
5%, 1/20/35 2                                         673,259           657,954
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates:
Series 2005-10, Cl. 2A3B, 5.55%,
1/25/36                                               723,981           725,282
Series 2005-4, Cl. 2A1B, 5.17%,
10/25/35                                              454,626           455,338
--------------------------------------------------------------------------------
Litigation Settlement Monetized
Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%,
4/25/31 3                                           2,185,807         2,179,687

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Merrill Lynch Mortgage Investors
Trust 2006-WMC1, Mtg. Asset-
Backed Certificates, Series 2006-
WMC1, Cl. A2B, 5.005%, 1/25/37 2                  $   731,979   $       722,712
--------------------------------------------------------------------------------
NC Finance Trust, CMO
Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 0.491%,
1/25/29 3,14                                        3,370,016           572,903
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Asset-Backed Certificates, Series
2006-2, Cl. 2A2, 4.965%, 7/1/36 2                   1,250,000         1,217,206
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3,
5.68%, 1/25/36 2                                      690,000           684,107
--------------------------------------------------------------------------------
Structured Asset Investment Loan
Trust, Mtg. Pass-Through Certificates,
Series 2006-BNC3, Cl. A2, 4.905%,
9/25/36 2                                             925,616           904,400
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Mtg. Pass-Through Certificates,
Series 2002-AL1, Cl. B2, 3.45%,
2/25/32                                             2,386,566         1,893,591
--------------------------------------------------------------------------------
Tobacco Settlement Authority,
Asset-Backed Securities,
Series 2001-A, 6.79%, 6/1/10                        1,570,000         1,602,138
                                                                ---------------
Total Asset-Backed Securities
(Cost $24,399,232)                                                   21,381,292
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--79.9%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--51.2%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--51.0%
Fannie Mae Trust 2004-W9,
Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                   512,837           544,075
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                      9,570,377         9,411,788
5%, 8/15/33                                         4,041,662         3,950,112
6%, 7/15/17-3/15/33                                 8,483,965         8,673,554
6.50%, 4/15/18-4/15/34                              1,218,433         1,262,085
7%, 5/15/29-3/15/35                                 5,796,278         6,077,447
8%, 4/15/16                                           557,664           591,591
9%, 8/15/22-5/15/25                                   161,082           173,794
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 151, Cl. F, 9%, 5/15/21                         30,394            30,343
Series 2006-11, Cl. PS, 6.728%,
3/25/36 2                                             662,756           735,642
Series 2043, Cl. ZP, 6.50%, 4/15/28                 1,083,464         1,125,972
Series 2066, Cl. Z, 6.50%, 6/15/28                  2,243,785         2,316,706
Series 2195, Cl. LH, 6.50%, 10/15/29                1,256,633         1,301,891
Series 2326, Cl. ZP, 6.50%, 6/15/31                   436,852           457,461

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates: Continued
Series 2461, Cl. PZ, 6.50%, 6/15/32               $ 1,375,522   $     1,437,750
Series 2500, Cl. FD, 5.528%, 3/15/32 2                313,058           313,401
Series 2526, Cl. FE, 5.428%, 6/15/29 2                510,355           509,091
Series 2538, Cl. F, 5.628%, 12/15/32 2              3,046,583         3,068,570
Series 2551, Cl. FD, 5.428%, 1/15/33 2                395,348           397,103
Series 2676, Cl. KY, 5%, 9/15/23                      552,000           536,918
Series 3025, Cl. SJ, 6.316%, 8/15/35 2                140,999           160,440
Series 3094, Cl. HS, 5.949%, 6/15/34 2                413,449           451,057
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 4.908%, 6/1/26 4                  548,871           126,589
Series 183, Cl. IO, 3.481%, 4/1/27 4                  855,039           195,347
Series 184, Cl. IO, 9.161%, 12/1/26 4                 937,977           213,195
Series 192, Cl. IO, 8.247%, 2/1/28 4                  224,461            54,475
Series 200, Cl. IO, 7.322%, 1/1/29 4                  270,429            62,849
Series 206, Cl. IO, (9.554)%, 12/1/29 4               540,203           118,015
Series 2130, Cl. SC, 3.243%, 3/15/29 4                601,298            58,263
Series 216, Cl. IO, 9.04%, 12/1/31 4                  359,920            87,209
Series 224, Cl. IO, 5.646%, 3/1/33 4                1,099,866           258,181
Series 243, Cl. 6, 15.199%, 12/15/32 4                679,519           143,355
Series 2796, Cl. SD, (2.121)%,7/15/26 4               962,057            85,241
Series 2802, Cl. AS, 5.232%, 4/15/33 4              1,058,066            71,423
Series 2920, Cl. S, (4.806)%,1/15/35 4              3,490,446           248,222
Series 3000, Cl. SE, 11.913%,7/15/25 4              4,171,932           223,777
Series 3110, Cl. SL, 24.356%,2/15/26 4                577,276            29,502
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. PO, 5.939%, 6/1/26 5                  223,618           184,475
Series 192, Cl. PO, 7.631%, 2/1/28 5                  224,461           177,518
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 9/25/18-8/25/20                             14,924,845        14,687,035
5%, 12/25/17-3/25/34                               36,161,501        35,876,138
5%, 1/1/22 6                                        9,328,000         9,338,205
5%, 6/25/33 7                                       4,169,738         4,078,747
5.50%, 1/25/33-1/25/34                             26,884,998        26,926,720
5.50%, 1/1/22-1/1/37 6                             16,308,000        16,335,583
6%, 5/25/29-11/1/33                                10,568,209        10,782,719
6%, 1/1/22 6                                        3,752,000         3,839,350
6.50%, 3/25/11-11/25/31                            10,344,203        10,734,177
7%, 11/25/17-7/25/35                                3,758,629         3,946,047
7.50%, 4/25/08-1/25/33                                 23,026            24,612
8%, 5/25/17                                             5,213             5,536
8.50%, 7/25/32                                         47,405            51,067
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1989-17, Cl. E, 10.40%, 4/25/19                  53,733            58,354
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                1,312,557         1,354,021
Trust 1998-58, Cl. PC, 6.50%,
10/25/28                                            1,109,573         1,148,973
Trust 1998-61, Cl. PL, 6%, 11/25/28                   603,681           619,446

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Continued
Trust 1999-54, Cl. LH, 6.50%,
11/25/29                                          $   821,312   $       863,125
Trust 2001-70, Cl. LR, 6%, 9/25/30                    161,391           161,915
Trust 2001-74, Cl. QE, 6%, 12/25/31                 1,836,626         1,880,145
Trust 2001-82, Cl. ZA, 6.50%,
1/25/32                                               564,651           576,586
Trust 2002-9, Cl. PC, 6%, 3/25/17                   1,344,373         1,391,187
Trust 2003-130, Cl. CS, 4.37%,
12/25/33 2                                            385,418           364,453
Trust 2003-28, Cl. KG, 5.50%,
4/25/23                                             3,964,000         3,989,854
Trust 2003-84, Cl. PW, 3%, 6/25/22                    470,883           467,857
Trust 2004-101, Cl. BG, 5%, 1/25/20                 1,908,000         1,914,341
Trust 2005-100, Cl. BQ, 5.50%,
11/25/25                                            1,120,000         1,125,157
Trust 2005-59, Cl. NQ, 4.713%,
5/25/35 2                                             709,166           709,259
Trust 2006-46, Cl. SW, 6.362%,
6/25/36 2                                             501,944           550,786
Trust 2006-50, Cl. KS, 6.362%,
6/25/36 2                                           1,105,284         1,176,477
Trust 2006-50, Cl. SA, 6.362%,
6/25/36 2                                           1,412,254         1,505,232
Trust 2006-50, Cl. SK, 6.362%,
6/25/36 2                                             443,782           472,087
Trust 2006-64, Cl. MD, 5.50%,
7/25/36                                             4,671,000         4,636,857
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-65, Cl. S, 11.769%,
11/25/31 4                                          1,871,817           241,756
Trust 2001-81, Cl. S, 3.721%,
1/25/32 4                                             450,815            48,555
Trust 2002-47, Cl. NS, 2.892%,
4/25/32 4                                           1,172,221           129,147
Trust 2002-51, Cl. S, 3.029%,
8/25/32 4                                           1,076,103           120,851
Trust 2002-52, Cl. SD, (0.737)%,
9/25/32 4                                           1,192,052           194,050
Trust 2002-77, Cl. SH, 5.015%,
12/18/32 4                                            559,799            55,199
Trust 2002-84, Cl. SA, 12.932%,
12/25/32 4                                          1,646,089           191,140
Trust 2003-118, Cl. S, 9.431%,
12/25/33 4                                          3,354,181           576,518
Trust 2003-33, Cl. SP, 9.135%,
5/25/33 4                                           1,696,241           220,214
Trust 2003-4, Cl. S, 12.143%,
2/25/33 4                                           1,089,260           132,862
Trust 2004-54, Cl. DS, (2.17)%,
11/25/30 4                                            894,916            71,925
Trust 2005-19, Cl. SA, 1.188%,
3/25/35 4                                           8,834,864           628,244

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 2005-40, Cl. SA, 0.806%,
5/25/35 4                                        $  1,944,233   $       133,783
Trust 2005-6, Cl. SE, 3.271%,
2/25/35 4                                           2,494,298           216,490
Trust 2005-71, Cl. SA, 8.893%,
8/25/25 4                                           2,630,460           204,660
Trust 2005-87, Cl. SE, 12.322%,
10/25/35 4                                          4,911,349           342,627
Trust 2005-87, Cl. SG, 14.11%,
10/25/35 4                                          4,935,612           462,475
Trust 2006-33, Cl. SP, 15.444%,
5/25/36 4                                           3,844,364           355,078
Trust 222, Cl. 2, 14.682%, 6/1/23 4                 1,876,620           444,446
Trust 240, Cl. 2, 17.248%, 9/1/23 4                 2,263,896           520,540
Trust 252, Cl. 2, 14.948%, 11/1/23 4                1,462,654           360,804
Trust 273, Cl. 2, 13.207%, 8/1/26 4                   425,316            96,575
Trust 303, Cl. IO, (3.329)%, 11/1/29 4                237,177            56,623
Trust 319, Cl. 2, 11.251%, 2/1/32 4                   397,161            92,260
Trust 321, Cl. 2, 6.373%, 4/1/32 4                  4,386,049         1,016,624
Trust 331, Cl. 9, 15.578%, 2/1/33 4                 1,012,132           250,941
Trust 334, Cl. 17, 22.98%, 2/1/33 4                   699,455           161,474
Trust 339, Cl. 7, 10.442%, 7/1/33 4                 3,576,381           845,153
Trust 342, Cl. 2, 6.635%, 9/1/33 4                    246,604            57,739
Trust 344, Cl. 2, 4.743%, 12/1/33 4                 7,002,459         1,605,620
Trust 345, Cl. 9, 8.864%, 1/1/34 4                  1,446,102           344,065
Trust 362, Cl. 12, 9.377%, 8/1/35 4                 1,932,348           447,288
Trust 362, Cl. 13, 9.359%, 8/1/35 4                 1,071,421           246,042
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M,
5.585%, 9/25/23 5                                     543,801           444,444
                                                                ----------------
                                                                     218,772,687

--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage
Assn.:
7%, 1/30/09-5/29/09                                     9,056             9,225
8.50%, 8/15/17-12/29/17                               237,240           256,015
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 8.438%,
1/16/27 4                                             945,026            95,105
Series 2002-15, Cl. SM, 5.989%,
2/16/32 4                                           1,174,606           181,141
Series 2004-11, Cl. SM, 1.721%,
1/17/30 4                                             787,867           127,698
Series 2006-47, Cl. SA, 31.192%,
8/16/36 4                                           5,903,623           465,549
                                                                ----------------
                                                                       1,134,733

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
NON-AGENCY--28.7%
--------------------------------------------------------------------------------
COMMERCIAL--11.5%
Asset Securitization Corp.,
Commercial Interest-Only Stripped
Mtg.-Backed Security, Series 1997-D4,
Cl. PS1, 2.706%, 4/14/29 4                       $ 13,797,762   $       564,607
--------------------------------------------------------------------------------
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43              2,100,000         2,075,456
--------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%,
7/20/32                                             1,441,816         1,466,373
--------------------------------------------------------------------------------
Banc of America Mortgage
Securities, Inc., CMO Pass-Through
Certificates, Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                      1,146,075         1,168,049
--------------------------------------------------------------------------------
Capital Lease Funding Securitization
LP, Interest-Only Corporate-Backed
Pass-Through Certificates,
Series 1997-CTL1, (6.498)%, 6/22/24 4              10,797,339           320,855
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
2006-WF1, Asset-Backed
Pass-Through Certificates,
Series 2006-WF1, Cl. A2B,
5.536%, 3/1/36                                        460,000           459,904
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4
Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates:
Series 2007-CD4, Cl. A2B, 5.205%,
12/11/49                                            1,510,000         1,509,762
Series 2007-CD4, Cl. A4, 5.322%,
12/1/49 8                                           1,970,000         1,967,912
--------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust
2006-A5, Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 5.265%,
10/25/36 2                                          3,113,536         2,953,519
Series 2006-A5, Cl. 1A13, 5.315%,
10/25/36 2                                          1,556,768         1,522,170
--------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage
Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%,
6/25/36                                               818,876           818,730
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                262,671           262,888
--------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2004-FA2, Mtg.
Pass-Through Certificates,
Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                 829,749           798,679

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL Continued
First Horizon Alternative Mortgage
Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates,
Series 2007-FA2, Cl. 1A1, 5.50%,
4/25/37                                          $    950,000   $       938,462
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%,
7/10/45                                             1,190,000         1,185,895
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%,
8/10/42                                             1,460,000         1,442,573
Series 2005-GG5, Cl. A2, 5.117%,
4/10/37                                             1,290,000         1,293,057
Series 2007-GG9, Cl. A2, 5.381%,
3/10/39                                             4,250,000         4,276,295
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%,
7/15/42                                               510,000           504,775
Series 2005-LDP4, Cl. A2, 4.79%,
10/15/42                                            1,720,000         1,709,558
Series 2007-LDPX, Cl. A2S, 5.305%,
1/15/49                                               590,000           590,860
Series 2006-CB14, Cl. A4, 5.481%,
12/12/44                                            2,190,000         2,219,175
Series 2007-LD12, Cl. A2, 5.827%,
2/15/51                                             1,040,000         1,062,187
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%,
9/15/30                                             1,430,000         1,427,860
Series 2007-C1, Cl. A2, 5.318%,
1/15/12                                             1,700,000         1,708,243
Series 2007-C1, Cl. A4, 5.424%,
2/11/40                                             1,680,000         1,690,520
--------------------------------------------------------------------------------
Lehman Brothers Commercial
Conduit Mortgage Trust,
Interest-Only Stripped Mtg.-Backed
Security, Series 1998-C1, Cl. IO,
(0.88)%, 2/18/30 4                                  6,809,288           176,314
--------------------------------------------------------------------------------
Lehman Structured Securities Corp.,
CMO, Series 2002-GE1, Cl. A,
2.514%, 7/26/24 3                                     272,953           210,174
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 2                39,117            38,978
Series 2004-6, Cl. 10A1, 6%, 7/25/34                1,550,630         1,535,736

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL Continued
RALI Series 2003-QS1 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                   $    759,305   $       755,535
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl.
A114, 5.75%, 4/25/37                                1,312,491         1,297,400
--------------------------------------------------------------------------------
Residential Asset Securitization
Trust 2006-A9CB, CMO
Pass-Through Certificates,
Series 2006-A9CB, Cl. A5,
6%, 9/25/36                                         1,882,552         1,879,081
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through
Certificates, Series 1999-C1, Cl. X,
(5.389)%, 5/18/32 4                               258,810,500           398,775
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2005-C17,
Commercial Mtg. Pass-Through
Certificates, Series 2005-C17, Cl. A2,
4.782%, 3/15/42                                     2,520,000         2,509,183
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through
Certificates, Series 2006-C29, Cl. A2,
5.272%, 11/15/48                                      355,000           355,831
--------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through
Certificates, Series 2006-AR8, Cl. 2A1,
6.133%, 8/25/36 2                                   4,379,770         4,378,975
                                                                ----------------
                                                                      49,474,346

--------------------------------------------------------------------------------
MANUFACTURED HOUSING--1.7%
Wells Fargo Mortgage-Backed
Securities 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR12, Cl. 2A1, 6.102%, 9/25/36 2               3,419,170         3,426,716
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR2, Cl. 2A5, 5.10%, 3/25/36 2                 3,969,757         3,940,316
                                                                ----------------
                                                                       7,367,032

--------------------------------------------------------------------------------
MULTIFAMILY--9.0%
Banc of America Mortgage
Securities, Inc., CMO Pass-Through
Certificates, Series 2005-F, Cl. 2A3,
4.716%, 7/25/35 2                                   2,820,303         2,798,470
--------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4,
Mtg. Pass-Through Certificates,
Series 2006-4, Cl. 2A1, 5.802%,
10/25/36 2                                          1,571,602         1,583,678

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MULTIFAMILY Continued
Citigroup Mortgage Loan Trust, Inc.
2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5,
Cl. 1A3A, 5.894%, 7/25/36 2                      $  1,172,685   $     1,183,115
--------------------------------------------------------------------------------
Countrywide Alternative Loan
Trust, CMO:
Series 2008-85CB, Cl. 2A3, 5.50%,
2/25/36                                             1,790,000         1,700,266
Series 2004-28CB, Cl. 2A4, 5.75%,
1/25/35                                             2,316,000         2,213,868
--------------------------------------------------------------------------------
Countrywide Home Loans Servicing
LP, Mtg. Pass-Through Certificates:
Series 2003-46, Cl. 1A2, 4.122%,
1/19/34 2                                           2,018,465         2,043,183
Series 2005-HYB1, Cl. 5A1, 4.995%,
3/25/35 2                                           2,687,933         2,626,614
Series 2007-HY1, Cl. 1A1, 5.695%,
4/25/37 2                                           2,872,197         2,884,641
--------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust,
Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.292%,
7/19/35 2                                           3,149,052         3,159,939
Series 2004-J4, Cl. A7, 5.50%, 9/25/34              1,660,000         1,588,881
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust
2005-AR7, Mtg. Pass-Through
Certificates, Series 2005-AR7, Cl.
3A1, 5.152%, 11/25/35 2                             4,573,708         4,570,077
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors
Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1,
6.007%, 6/25/37 2                                   3,873,769         3,895,259
--------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through
Certificates, Series 2005-AR8, Cl.
2AB1, 5.115%, 7/25/45 2                                37,267            37,186
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-AA Trust, Mtg.
Pass-Through Certificates, Series
2004-AA, Cl. 2A, 4.993%, 12/25/34 2                   927,973           915,011
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-S Trust, Mtg. Pass-
Through Certificates, Series 2004-S,
Cl. A1, 3.54%, 9/25/34 2                              771,487           759,729
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR2 Trust, Mtg.
Pass-Through Certificates, Series
2005-AR2, Cl. 2A2, 4.547%, 3/25/35 2                  574,768           570,176
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR4 Trust, Mtg.
Pass-Through Certificates, Series
2005-AR4, Cl. 2A2, 4.524%, 4/25/35 2                  953,773           946,101

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MULTIFAMILY Continued
Wells Fargo Mortgage-Backed
Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR10, Cl. 4A1, 5.56%,
7/25/36 2                                        $  1,892,727   $     1,903,402
Series 2006-AR10, Cl. 2A1, 5.646%,
7/25/36 2                                           1,460,208         1,471,152
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR2, Cl. 2A6, 5.10%, 3/25/36 2                   753,853           748,262
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR6, Cl. 3A1, 5.093%, 3/25/36 2                  840,377           836,812
                                                                ----------------
                                                                      38,435,822

--------------------------------------------------------------------------------
OTHER--0.0%
Salomon Brothers Mortgage
Securities VI, Inc., Interest-Only
Stripped Mtg.-Backed Security,
Series 1987-3, Cl. B, 91.826%,
10/23/17 4                                              8,386             1,040
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VI, Inc., Principal-Only
Stripped Mtg.-Backed Security,
Series1987-3, Cl. A, 4.037%, 10/23/17 5                12,411            11,562
                                                                ----------------
                                                                          12,602

--------------------------------------------------------------------------------
RESIDENTIAL--6.5%
Chase Mortgage Finance Trust
Series 2005-S1, Multiclass Mtg.
Pass-Through Certificates, Series
2005-S1, Cl. 1A5, 5.50%, 5/25/35                    1,000,000           983,269
--------------------------------------------------------------------------------
Countrywide Alternative Loan
Trust, CMO:
Series 2005-18CB, Cl. A8, 5.50%,
5/25/36                                             2,420,000         2,335,488
Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                             2,290,023         2,339,815
Series 2005-J3, Cl. 3A1, 6.50%,
9/25/34                                             2,151,269         2,158,598
--------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan
Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl.
5A3, 5.427%, 6/25/36 2                              1,110,000         1,115,129
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS5, Cl.
2A2, 6%, 4/25/08                                    1,080,504         1,079,297
--------------------------------------------------------------------------------
STARM Mortgage Loan Trust
2007-S1, Mtg. Pass-Through
Certificates, Series 2007-S1, Cl. 3A1,
5.004%, 8/1/22 2                                    4,272,338         4,214,261

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
RESIDENTIAL Continued
WaMu, Mtg. Pass-Through
Certificates:
Series 2006-AR12, Cl. 2A1, 5.75%,
10/25/36 2                                          $ 4,262,606   $   4,236,800
Series 2007-HY6, Cl. 2A1, 5.702%,
6/25/37 2                                             2,708,071       2,674,110
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Loan Trust, Mtg. Pass-Through
Certificates, 2007-A, Cl. 1A8, 6%,
2/25/37                                               3,691,408       3,702,854
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR5 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR5, Cl. 2A2, 5.535%, 4/1/36 2                   1,656,531       1,505,638
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2003-6 Trust, Mtg.
Pass-Through Certificates, Series
2003-6, Cl. 1A1, 5%, 6/25/18                          1,552,618       1,544,743
                                                                  --------------
                                                                      27,890,002
                                                                  --------------
Total Mortgage-Backed Obligations
(Cost $338,516,149)                                                 343,087,224

--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--19.8%
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec.
Debs., 5/1/31 8                                       1,675,000       1,707,616
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual
Bonds 9                                               5,160,000       4,498,901
--------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts.,
11/1/08                                               2,825,000       2,850,837
--------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts.,
7/15/13                                               1,955,000       1,878,939
--------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50%
Sr. Unsec. Nts., 9/1/09 3                             2,250,000       2,391,451
--------------------------------------------------------------------------------
Capmark Financial Group, Inc.,
5.875% Nts., 5/10/12 1                                1,090,000         863,585
--------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts.,
9/15/09                                               1,400,000       1,289,940
--------------------------------------------------------------------------------
Chancellor Media CCU, 8%
Sr. Unsec. Nts., 11/1/08                              1,540,000       1,592,044
--------------------------------------------------------------------------------
CIT Group Funding Co. of Canada,
4.65% Sr. Unsec. Nts., 7/1/10                         1,235,000       1,175,188
--------------------------------------------------------------------------------
Citigroup, Inc., 8.30% Jr. Sub. Bonds,
12/21/57 2                                              790,000         827,252
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.,
6.25% Nts., 3/15/11                                   1,370,000       1,240,723
--------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts.,
5/1/08 1                                              2,145,000       2,138,282
--------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec.
Nts., 7/15/08                                         1,635,000       1,641,131
--------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                  615,000         597,937

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub.
Debs., 4/15/31                                      $ 1,141,000   $   1,324,902
--------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts.,
11/15/08 3                                              930,000         928,838
--------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts.,
Series A, 5/15/08                                       975,000         965,250
--------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75%
Sr. Unsec. Nts., 10/1/08                              2,445,000       2,448,056
--------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts.,
6/1/08                                                  390,000         393,703
--------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75%
Sr. Unsec. Nts., 9/15/10                              3,860,000       3,685,335
--------------------------------------------------------------------------------
Gap, Inc. (The), 10.05% Unsub. Nts.,
12/15/08 2                                              466,000         483,475
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
8% Bonds, 11/1/31                                     1,660,000       1,395,846
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34 8                          3,595,000       3,256,484
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual
Bonds, Series A 1,9                                   6,300,000       5,140,687
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX,
5.911% Nts., 11/30/35 2                               4,600,000       4,262,825
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing
Alabama LLC, 5.30% Sr. Unsec. Nts.,
12/19/08 1                                            1,115,000       1,119,099
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375%
Sr. Sec. Nts., 11/14/08 2,3                           1,180,000       1,206,550
--------------------------------------------------------------------------------
Kaneb Pipe Line Operating
Partnership LP, 5.875% Sr. Unsec.
Nts., 6/1/13                                          1,560,000       1,589,376
--------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts.,
3/1/09                                                1,930,000       1,839,271
--------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts.,
7/15/09                                                 580,000         591,739
--------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts.,
7/15/09                                               1,840,000       1,887,305
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub.
Nts., 12/1/34                                         1,055,000         839,337
--------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub.
Bonds, 12/15/66 2                                     3,565,000       3,277,493
--------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts.,
10/1/09                                               2,570,000       2,570,000
--------------------------------------------------------------------------------
Monongahela Power Co., 7.36%
Unsec. Nts., Series A, 1/15/10                        1,925,000       2,029,456
--------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub.
Nts., 6/15/09                                         1,580,000       1,633,505
--------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 1                   1,048,872       1,034,652
--------------------------------------------------------------------------------
Popular North America, Inc., 4.70%
Nts., 6/30/09                                         2,485,000       2,461,383

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 1                         $ 2,400,000   $   2,881,512
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25 1                                  2,035,000       2,405,655
--------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts.,
7/15/09                                                 825,000         768,188
--------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts.,
11/15/08 3                                              250,000         250,000
--------------------------------------------------------------------------------
SLM Corp.:
3.95% Nts., Series A, 8/15/08                           220,000         214,724
4% Nts., 1/15/09                                      1,670,000       1,609,219
--------------------------------------------------------------------------------
Standard Pacific Corp., 5.125%
Sr. Unsec. Unsub. Nts., 4/1/09 8                        865,000         687,675
--------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts.,
2/1/13                                                  900,000         938,548
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E,
10/6/08 3                                             1,427,000       1,350,299
--------------------------------------------------------------------------------
Univision Communications, Inc.,
3.875% Sr. Unsec. Nts., 10/15/08                        590,000         578,938
--------------------------------------------------------------------------------
Valero Logistics Operations LP,
6.05% Nts., 3/15/13                                     390,000         399,094
--------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec.
Nts., 8/1/09                                          1,820,000       1,878,517
                                                                  --------------
Total Corporate Bonds and Notes
(Cost $87,712,277)                                                   85,020,762

                                                          UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp.
9/19/10 3,10 (Cost $14,872)                               5,408             189

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--1.0%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.03% 11,12
(Cost $4,105,793)                                     4,105,793   $   4,105,793

--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $454,748,323)                                                 453,595,260

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--0.8% 13
--------------------------------------------------------------------------------
Undivided interest of 0.18% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,250,000) with Bank of America NA, 4.50%, dated 12/31/07, to be repurchased at $1,832,106 on 1/2/08, collateralized by U.S. Agency Mortgages, 5%, 5/1/35, with a value of
$1,020,000,000                                      $ 1,831,648       1,831,648
--------------------------------------------------------------------------------
Whitehawk CDO Funding Corp.,
5.041%, 3/17/08                                       1,500,000       1,500,000
                                                                  --------------
Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $3,331,648)                                              3,331,648

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $458,079,971)                                       106.5%    456,926,908
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                                               (6.5)    (27,723,727)
                                                     ---------------------------
NET ASSETS                                                100.0%  $ 429,203,181
                                                     ===========================
INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $16,010,103 or 3.73% of the Fund's net assets as of December 31, 2007.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of December
31, 2007 was $9,090,091, which represents 2.12% of the Fund's net assets. See
Note 8 of accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $15,178,495 or 3.54% of the Fund's net assets as of December 31, 2007.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $817,999 or 0.19% of the Fund's net assets as of
December 31, 2007.

6. When-issued security or delayed delivery to be delivered and settled after
December 31, 2007. See Note 1 of accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $509,125. See Note 6 of accompanying Notes.

8. Partial or fully-loaned security. See Note 9 of accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Non-income producing security.

11. Rate shown is the 7-day yield as of December 31, 2007.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES         GROSS           GROSS              SHARES
                                                         DECEMBER 31, 2006     ADDITIONS      REDUCTIONS   DECEMBER 31, 2007
-----------------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E               4,562,502   281,699,962     282,156,671           4,105,793

>
                                                                                                                    DIVIDEND
                                                                                                   VALUE              INCOME
-----------------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                           $ 4,105,793         $   542,042
>

13. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of accompanying Notes.

14. Short-fall security.

--------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                        UNREALIZED
                                            NUMBER OF   EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION             BUY/SELL   CONTRACTS         DATE          VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------

U.S. Long Bonds                       Buy         455      3/19/08   $ 52,950,625       $ (323,052)
U.S. Treasury Nts., 2 yr.            Sell         531      3/31/08    111,642,750           48,676
U.S. Treasury Nts., 5 yr.             Buy         218      3/31/08     24,041,313          126,459
U.S. Treasury Nts., 10 yr.           Sell         206      3/19/08     23,358,469         (135,945)
                                                                                        -----------
                                                                                        $ (283,862)
                                                                                        ===========

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                         BUY/SELL   NOTIONAL         PAY/                   PREMIUM
                                                           CREDIT     AMOUNT      RECEIVE   TERMINATION       PAID/
SWAP COUNTERPARTY    REFERENCE ENTITY                  PROTECTION     (000S)   FIXED RATE          DATE   (RECEIVED)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------

Barclays Bank plc:
                     Beazer Homes USA, Inc.                  Sell     $  570        2.100%      6/20/08         $ --   $   (30,486)
                     Capmark Financial Group, Inc.           Sell        950        1.000       6/20/12           --      (189,344)
                     CDX.NA.IG.9 Index                       Sell      7,860        0.600      12/20/12      (49,117)      (57,765)
                     CDX.NA.IG.9 Index                       Sell      3,930        0.600      12/20/12      (29,584)      (28,882)
                     Countrywide Home Loans, Inc.            Sell      1,250        0.750       9/20/08           --      (183,245)
                     Dillard's, Inc.                         Sell        750        1.900      12/20/08           --        (4,955)
                     iStar Financial, Inc.                   Sell      1,140        4.400      12/20/12           --        19,736
                     Lehman Brothers Holdings, Inc.          Sell      2,050        0.490       9/20/10           --       (51,941)
                     Merrill Lynch & Co., Inc.               Sell      4,265        0.680       9/20/08           --       (36,301)
                     Six Flags, Inc.                         Sell      1,075        8.250      12/20/08           --       (15,151)
                     Toys "R" Us, Inc.                       Sell      1,000        1.450       9/20/08           --       (19,892)
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                     ArvinMeritor, Inc.                      Sell      1,635        1.550       9/20/08           --       (20,263)
                     Freescale Semiconductor, Inc.           Sell        975        0.600       3/20/08           --        (4,060)
                     Freescale Semiconductor, Inc.           Sell      1,085        0.750       3/20/08           --        (4,108)
                     Intelsat Ltd.                           Sell      1,075        3.450       9/20/08           --        (5,920)
                     Quebecor World, Inc.                    Sell      1,175        2.600       9/20/08           --      (105,721)
                     Rite Aid Corp.                          Sell      1,595        0.875       6/20/08           --       (35,694)
                     Saks, Inc.                              Sell      1,715        2.000       9/20/08           --        (5,280)
                     The Goodyear Tire & Rubber Co.          Sell      1,640        1.550       9/20/08           --         3,579
                     TXU Corp.                               Sell        365        5.910      12/20/12           --        10,561
                     TXU Corp.                               Sell        350        6.050      12/20/12           --        12,030
                     TXU Corp.                               Sell        365        6.000      12/20/12           --        10,562
                     Univision Communications, Inc.          Sell        490        0.750       3/20/08           --        (1,412)

                                                           BUY/SELL  NOTIONAL         PAY/                  PREMIUM
                                                             CREDIT    AMOUNT      RECEIVE  TERMINATION       PAID/
SWAP COUNTERPARTY   REFERENCE ENTITY                     PROTECTION    (000S)   FIXED RATE         DATE  (RECEIVED)       VALUE
--------------------------------------------------------------------------------------------------------------------------------

Deutsche Bank AG:
                    ABX.HE.AA.06-2 Index                       Sell  $    450        0.170%     5/25/46  $  (53,996)  $(171,519)
                    Allied Waste North America, Inc.           Sell       630        2.000      9/20/09          --      (3,068)
                    Allied Waste North America, Inc.           Sell       990        2.000      9/20/09          --      (4,821)
                    Capital One Bank                            Buy       670        1.800     12/20/12          --       8,592
                    Capital One Bank                            Buy     1,235        1.700     12/20/12          --      21,815
                    CDX.NA.HY.8 Index                          Sell       905        2.750      6/20/12     (78,546)    (44,940)
                    CDX.NA.HY.8 Index                          Sell       905        2.750      6/20/12     (54,790)    (44,940)
                    CDX.NA.HY.8 Index                          Sell       280        2.750      6/20/12     (36,612)    (13,904)
                    CDX.NA.HY.8 Index                          Sell     1,010        2.750      6/20/12     (69,522)    (50,154)
                    CDX.NA.IG.9 Index                          Sell    15,890        0.600     12/20/12     (95,756)   (119,809)
                    CDX.NA.IG.9 Index                          Sell     7,945        0.600     12/20/12     (45,270)    (59,905)
                    Centex Corp.                               Sell       355        1.550      9/20/09          --     (16,050)
                    Countrywide Home Loans, Inc.               Sell     1,150        3.250      9/20/08          --    (149,075)
                    Dillard's, Inc.                            Sell       420        0.750      9/20/08          --      (7,634)
                    Dow Jones CDX.NA.IG.7 Index                 Buy     3,600        0.400     12/20/11         370      60,013
                    Georgia-Pacific Corp.                      Sell     1,635        1.750      9/20/08          --      10,350
                    Intelsat Ltd.                              Sell       430        2.850      9/20/08          --      (2,644)
                    iStar Financial, Inc.                      Sell     2,025        2.925     12/20/08          --     (38,625)
                    iStar Financial, Inc.                      Sell     1,175        3.000     12/20/08          --     (21,566)
                    iStar Financial, Inc.                      Sell       180        4.320     12/20/12          --       2,022
                    Lehman Brothers Holdings, Inc.             Sell     2,230        1.410      9/20/08          --         398
                    Levi Strauss & Co.                         Sell       935        1.000      9/20/08          --      (9,352)
                    Levi Strauss & Co.                         Sell       700        0.900      9/20/08          --      (7,523)
                    MBIA, Inc.                                 Sell     1,025        0.520      9/20/08          --     (59,861)
                    MBIA, Inc.                                 Sell     1,020        0.600      9/20/08          --     (59,036)
                    Merrill Lynch & Co., Inc.                  Sell       630        1.850      6/20/08          --       2,032
                    Owens-Illinois, Inc.                       Sell       900        1.250      9/20/08          --       1,989
                    Tenet Healthcare Corp.                     Sell     1,635        1.600      3/20/09          --     (40,768)
                    The Bear Stearns Cos., Inc.                Sell     4,195        2.350      9/20/08          --       8,642
                    Washington Mutual, Inc.                    Sell       255        4.500     12/20/08          --      (1,360)
                    Washington Mutual, Inc.                    Sell     1,275        4.500     12/20/08          --      (6,802)
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP:
                    ABX.HE.AA.06-2 Index                       Sell       760        0.170      5/25/46    (300,182)   (288,782)
                    ABX.HE.AA.06-2 Index                       Sell       155        0.170      5/25/46     (12,771)    (58,896)
                    Capmark Financial Group, Inc.              Sell     1,035        0.950      6/20/12          --    (205,997)
                    First Data Corp.                           Sell     1,020        1.150      9/20/08          --      (7,356)
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International:
                    Amkor Technology, Inc.                     Sell       155        2.650      9/20/08          --       1,340
                    Citigroup, Inc.                            Sell     1,315        1.250      9/20/08          --     (33,531)
                    Dole Food Co., Inc.                        Sell     1,645        3.880      9/20/08          --      (7,405)
                    D.R. Horton, Inc.                          Sell       935        4.210     12/20/08          --      (1,009)
                    General Mills, Inc.                        Sell     1,415        0.380     12/20/12          --        (390)
                    iStar Financial, Inc.                      Sell       185        3.950     12/20/12          --         130
                    K. Hovnanian Enterprises, Inc.             Sell       635        6.750      9/20/08          --     (49,913)
                    Merrill Lynch & Co., Inc.                  Sell     1,440        1.850      6/20/08          --       4,875
                    Pulte Homes, Inc.                          Sell     1,625        2.750      9/20/09          --     (51,110)
                    Quebecor World, Inc.                       Sell       495        3.000      9/20/08          --     (37,428)
                    Sara Lee Corp.                              Buy     1,370        0.419      9/20/12          --      (4,754)
                    Smurfit-Stone Container Enterprises, Inc.  Sell     1,640        1.450      9/20/08          --         356
                    Standard Pacific Corp.                     Sell       845        6.625      9/20/08          --     (86,464)
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
                    Capital One Bank                            Buy       730        1.800     12/20/12          --      11,715
                    D.R. Horton, Inc.                          Sell     1,705        4.200     12/20/08          --        (829)
                    General Mills, Inc.                        Sell     1,715        0.400     12/20/12          --        (752)
                    Morgan Stanley                             Sell     4,275        0.640      9/20/08          --     (18,186)
                    Nortel Networks Corp.                      Sell       265        1.850      9/20/08          --        (652)
                    Residential Capital LLC                    Sell     1,015        5.000      6/20/08    (131,950)   (111,086)
                    Univision Communications, Inc.             Sell       155        3.000     12/20/08          --        (956)
                    Univision Communications, Inc.             Sell     1,325        3.000     12/20/08          --      (5,003)
                    Washington Mutual, Inc.                    Sell       595        4.400     12/20/08          --      (5,420)

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
--------------------------------------------------------------------------------

                                                        BUY/SELL   NOTIONAL         PAY/                      PREMIUM
                                                          CREDIT     AMOUNT      RECEIVE   TERMINATION          PAID/
SWAP COUNTERPARTY    REFERENCE ENTITY                 PROTECTION     (000S)   FIXED RATE          DATE     (RECEIVED)         VALUE
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Capital Services, Inc.:
                    ABX.HE.AA.06-2 Index                    Sell    $   155        0.170%      5/25/46   $    (12,383)  $   (58,815)
                    ABX.HE.AA.06-2 Index                    Sell        300        0.170       5/25/46        (29,999)     (112,529)
                    Beazer Homes USA, Inc.                  Sell      1,040        2.150       6/20/08             --       (48,160)
                    CDX.NA.IG.9 Index                       Sell      4,925        0.600      12/20/12        (38,992)      (37,298)
                    Countrywide Home Loans, Inc.            Sell        800        0.750       9/20/08             --      (105,573)
                    Countrywide Home Loans, Inc.            Sell      3,070        0.420       6/20/09             --      (624,657)
                    First Data Corp.                        Sell        620        1.350       9/20/08             --        (4,309)
                    Ford Motor Co.                          Sell      2,065        7.150      12/20/16             --       (58,552)
                    Ford Motor Co.                          Sell        980        7.050      12/20/16             --       (32,349)
                    General Motors Corp.                    Sell      1,035        5.800      12/20/16             --       (74,895)
                    General Motors Corp.                    Sell      1,000        5.750      12/20/16             --       (74,762)
                    Harrah's Operating Co., Inc.            Sell        720        2.200       9/20/08             --        (3,962)
                    Inco Ltd.                                Buy      1,030        0.700       3/20/17             --       (10,596)
                    Inco Ltd.                                Buy      1,015        0.630       3/20/17             --        (5,132)
                    J.C. Penney Co., Inc.                   Sell      1,095        1.300      12/20/17             --       (43,257)
                    J.C. Penney Co., Inc.                   Sell      1,060        1.070      12/20/17             --       (59,539)
                    K. Hovnanian Enterprises, Inc.          Sell        500        1.850       6/20/08             --       (34,198)
                    K. Hovnanian Enterprises, Inc.          Sell        500        1.850       6/20/08             --       (34,198)
                    Kohl's Corp.                             Buy      1,640        0.870      12/20/17             --        27,441
                    Kohl's Corp.                             Buy      1,590        0.660      12/20/17             --        52,060
                    Lennar Corp.                            Sell      1,210        2.900      12/20/08             --       (46,064)
                    Residential Capital LLC                 Sell        220        5.000       6/20/08        (29,700)      (26,463)
                    Residential Capital LLC                 Sell        310        5.000       6/20/08        (44,950)      (37,288)
                    Residential Capital LLC                 Sell        570        5.000       6/20/08        (82,650)      (68,562)
                    Residential Capital LLC                 Sell      2,455        6.120       9/20/08             --      (401,440)
                    Sara Lee Corp.                           Buy      1,760        0.418       9/20/12             --        (8,276)
                    Toys "R" Us, Inc.                       Sell        640        2.550       9/20/08             --        (6,888)
                    Tribune Co.                             Sell      1,000        1.000       6/20/08             --       (45,050)
                    Vale Overseas Ltd.                      Sell      1,030        1.170       3/20/17             --       (12,774)
                    Vale Overseas Ltd.                      Sell      1,015        1.100       3/20/17             --       (17,771)
                                                                                                         ---------------------------
                                                                                                         $ (1,196,400)  $(4,532,814)
                                                                                                         ===========================

--------------------------------------------------------------------------------
INTEREST RATE SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                        NOTIONAL                                             TERMINATION
SWAP COUNTERPARTY                         AMOUNT   PAID BY THE FUND   RECEIVED BY THE FUND          DATE       VALUE
---------------------------------------------------------------------------------------------------------------------

                                                        Three-Month
Credit Suisse International           $4,580,000      USD BBA LIBOR                  5.428%       8/7/17   $ 315,489
---------------------------------------------------------------------------------------------------------------------
                                                        Three-Month
Deutsche Bank AG                       3,870,000      USD BBA LIBOR                   5.445       8/8/17     295,525
                                                                                                           ----------
                                                                                                           $ 611,014
                                                                                                           ==========

Index abbreviation is as follows:

BBA LIBOR       British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
TOTAL RETURN SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

>
                              NOTIONAL                                                                     TERMINATION
SWAP COUNTERPARTY               AMOUNT                  PAID BY THE FUND             RECEIVED BY THE FUND         DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------------------

Barclays Bank plc:                                                         If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                           $ 6,720,000          U.S. CMBS AAA 8.5+ Index           minus 20 basis points        6/1/08   $  112,774
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             1,800,000          U.S. CMBS AAA 8.5+ Index           minus 25 basis points        5/1/08       30,130
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:                                                          If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             4,420,000          U.S. CMBS AAA 8.5+ Index           minus 45 basis points        2/1/08       77,080
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                            13,160,000          U.S. CMBS AAA 8.5+ Index            plus 60 basis points        2/1/08      241,011
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             1,180,000          U.S. CMBS AAA 8.5+ Index            plus 25 basis points        2/1/08       21,266
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             7,900,000          U.S. CMBS AAA 8.5+ Index           minus 40 basis points        6/1/08      136,564
                                         If negative, the absolute value   If positive, the Total Return
                                                  of the Lehman Brothers          of the Lehman Brothers
                             5,450,000          U.S. CMBS AAA 8.5+ Index        U.S. CMBS AAA 8.5+ Index        2/1/08       96,237
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             5,400,000          U.S. CMBS AAA 8.5+ Index           minus 20 basis points        5/1/08       94,801
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             4,785,000          U.S. CMBS AAA 8.5+ Index            plus 60 basis points        2/1/08       86,647
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             6,556,000          U.S. CMBS AAA 8.5+ Index            plus 55 basis points        5/1/08      118,471
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             2,860,000          U.S. CMBS AAA 8.5+ Index           minus 25 basis points        3/1/08       49,966
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             8,690,000          U.S. CMBS AAA 8.5+ Index             plus 45 basis points       5/1/08      156,381

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL RETURN SWAPS: Continued
--------------------------------------------------------------------------------

                              NOTIONAL                                                                     TERMINATION
SWAP COUNTERPARTY               AMOUNT                  PAID BY THE FUND            RECEIVED BY THE FUND          DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Capital                                                     If positive, the Total Return
Services, Inc.:                          If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                           $ 5,600,000          U.S. CMBS AAA 8.5+ Index           minus 40 basis points        6/1/08   $   85,626
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             6,720,000          U.S. CMBS AAA 8.5+ Index            plus 90 basis points        6/1/08      108,522
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                               900,000          U.S. CMBS AAA 8.5+ Index           plus 110 basis points       1/31/08       14,660

------------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             3,800,000          U.S. CMBS AAA 8.5+ Index           minus 20 basis points        5/1/08       67,175
                                                                           If positive, the Total Return
                                         If negative, the absolute value          of the Lehman Brothers
                                                  of the Lehman Brothers        U.S. CMBS AAA 8.5+ Index
                             5,981,000          U.S. CMBS AAA 8.5+ Index            plus 60 basis points        2/1/08      109,851
                                                                                                                         -----------
                                                                                                                         $1,607,162
                                                                                                                         ===========

Index abbreviation is as follows:

CMBS       Commercial Mortgage Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------
Investments, at value-see accompanying statement of investments:
Unaffiliated companies (cost $453,974,178)                                                      $   452,821,115
Affiliated companies (cost $4,105,793)                                                                4,105,793
                                                                                                ----------------
                                                                                                    456,926,908
----------------------------------------------------------------------------------------------------------------
Cash                                                                                                     32,272
----------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $897,108)                                                          1,736,115
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                    5,209,084
Interest, dividends and principal paydowns                                                            2,970,054
Investments sold (including $1,142,094 sold on a when-issued or delayed delivery basis)               1,542,155
Futures margins                                                                                         103,077
Other                                                                                                    16,431
                                                                                                ----------------
Total assets                                                                                        468,536,096

----------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                            3,331,648
----------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $299,292)                                                          4,050,753
----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis                                     30,488,769
Shares of beneficial interest redeemed                                                                1,281,505
Shareholder communications                                                                               61,953
Distribution and service plan fees                                                                       59,684
Trustees' compensation                                                                                   10,734
Transfer and shareholder servicing agent fees                                                             1,751
Other                                                                                                    46,118
                                                                                                ----------------
Total liabilities                                                                                    39,332,915

----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $   429,203,181
                                                                                                ================

----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                      $        38,886
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                          450,197,264
----------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                    18,856,205
----------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                      (37,334,011)
----------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                           (2,555,163)
                                                                                                ----------------
NET ASSETS                                                                                      $   429,203,181
                                                                                                ================

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $325,661,015 and 29,454,744 shares of beneficial interest outstanding)  $         11.06
----------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $103,542,166 and 9,431,174 shares of beneficial interest outstanding)   $         10.98

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 23,201,092
--------------------------------------------------------------------------------
Dividends--affiliated companies                                         542,042
--------------------------------------------------------------------------------
Fee income                                                              106,223
--------------------------------------------------------------------------------
Portfolio lending fees                                                   61,792
                                                                   -------------
Total investment income                                              23,911,149

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,674,865
--------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                      174,887
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                       10,107
Service shares                                                           10,034
--------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                       30,649
Service shares                                                            4,304
--------------------------------------------------------------------------------
Trustees' compensation                                                   14,154
--------------------------------------------------------------------------------
Custodian fees and expenses                                               2,455
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                    55,434
                                                                   -------------
Total expenses                                                        2,978,389
Less reduction to custodian expenses                                       (779)
Less waivers and reimbursements of expenses                             (10,315)
                                                                   -------------
Net expenses                                                          2,967,295

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                20,943,854

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments from unaffiliated companies                                 (79,713)
Closing and expiration of futures contracts                            (646,982)
Foreign currency transactions                                               298
Swap contracts                                                       (2,375,158)
                                                                   -------------
Net realized loss                                                    (3,101,555)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                           1,637,840
Futures contracts                                                      (468,091)
Swap contracts                                                       (1,180,815)
                                                                   -------------
Net change in unrealized depreciation                                   (11,066)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 17,831,233
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                                          2007          2006
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    $ 20,943,854  $ 19,887,682
------------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                                          (3,101,555)   (1,856,406)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                                         (11,066)    2,736,740
                                                                                                         ---------------------------
Net increase in net assets resulting from operations                                                       17,831,233    20,768,016

------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                                        (18,342,384)  (21,803,446)
Service shares                                                                                             (2,404,569)     (608,147)
                                                                                                         ---------------------------
                                                                                                          (20,746,953)  (22,411,593)

------------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                        (37,703,583)  (61,099,902)
Service shares                                                                                             61,525,061    29,289,033
                                                                                                         ---------------------------
                                                                                                           23,821,478   (31,810,869)

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                                  20,905,758   (33,454,446)
------------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                       408,297,423   441,751,869
                                                                                                         ---------------------------
End of period (including accumulated net investment income of $18,856,205 and $20,676,318, respectively) $429,203,181  $408,297,423
                                                                                                         ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES   YEAR ENDED DECEMBER 31,                    2007             2006           2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.16        $   11.19      $   11.50    $   11.42    $   11.31
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .55 1            .53 1          .51 1        .43 1        .51
Net realized and unrealized gain (loss)                         (.08)             .03           (.23)         .18          .23
                                                           ----------------------------------------------------------------------
Total from investment operations                                 .47              .56            .28          .61          .74
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.57)            (.59)          (.59)        (.53)        (.63)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                             $   11.06        $   11.16      $   11.19    $   11.50    $   11.42
                                                           ======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                              4.39%            5.28%          2.59%        5.49%        6.78%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $ 325,661        $ 367,106      $ 430,642    $ 504,244    $ 618,234
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $ 345,723        $ 391,750      $ 466,033    $ 552,293    $ 691,931
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                           5.07%            4.83%          4.56%        3.82%        4.03%
Total expenses                                                  0.68% 4,5,6      0.77% 4,5      0.76% 6      0.75% 6      0.73% 6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           89% 7           114% 7         111% 7        95% 7       101%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

             Year Ended December 31, 2007        0.68%
             Year Ended December 31, 2006        0.77%

5. Voluntary waiver or reimbursement of indirect management fees less than
0.005%.

6. Reduction to custodian expenses less than 0.005%.

7. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2007           $         662,784,931   $     678,316,693
Year Ended December 31, 2006           $       1,168,229,255   $   1,270,329,129
Year Ended December 31, 2005           $       2,420,041,493   $   2,423,498,913
Year Ended December 31, 2004           $       2,841,348,053   $   2,925,500,296

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SERVICE SHARES   YEAR ENDED DECEMBER 31,                        2007             2006           2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.10        $   11.15      $   11.47    $   11.39    $   11.30
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                            .52 1            .49 1          .47 1        .40 1        .43
Net realized and unrealized gain (loss)                         (.08)             .03           (.22)         .18          .28
                                                           ----------------------------------------------------------------------
Total from investment operations                                 .44              .52            .25          .58          .71
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.56)            (.57)          (.57)        (.50)        (.62)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                             $   10.98        $   11.10      $   11.15    $   11.47    $   11.39
                                                           ======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                              4.09%            4.93%          2.33%        5.22%        6.56%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $ 103,542        $  41,191      $  11,110    $   3,505    $   3,835
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $  70,116        $  21,265      $   7,213    $   3,002    $   3,903
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                           4.85%            4.56%          4.29%        3.55%        3.73%
Total expenses                                                  0.92% 4,5,6      1.06% 4,5      1.03% 6      0.99% 6      0.98% 6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           89% 7           114% 7         111% 7        95% 7       101%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

             Year Ended December 31, 2007        0.92%
             Year Ended December 31, 2006        1.06%

5. Voluntary waiver or reimbursement of indirect management fees less than
0.005%.

6. Reduction to custodian expenses less than 0.005%.

7. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2007           $         662,784,931   $     678,316,693
Year Ended December 31, 2006           $       1,168,229,255   $   1,270,329,129
Year Ended December 31, 2005           $       2,420,041,493   $   2,423,498,913
Year Ended December 31, 2004           $       2,841,348,053   $   2,925,500,296

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Core Bond Fund/VA (the "Fund"), is a separate series of Oppenheimer
Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's main investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.
The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S.
securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued.
Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a
"delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                        WHEN-ISSUED OR DELAYED
                                   DELIVERY BASIS TRANSACTIONS
            --------------------------------------------------
            Purchased securities                   $30,488,769
            Sold securities                          1,142,094

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the
Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The
Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives)
that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's
Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                    DEPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
   --------------------------------------------------------------------------
   $17,146,896                $--            $37,500,155             $668,979

1. As of December 31, 2007, the Fund had $37,269,804 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2007, details of the capital loss carryforwards were as follows:

                   EXPIRING
                   ------------------------------------------
                   2010                          $ 29,885,554
                   2013                                57,295
                   2014                             6,081,496
                   2015                             1,245,459
                                                 ------------
                   Total                         $ 37,269,804
                                                 ============

2. As of December 31, 2007, the Fund had $230,351 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2016.

3. During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended December 31, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for December 31, 2007.
Net assets of the Fund were unaffected by the reclassifications.

                 REDUCTION TO                  REDUCTION TO
                  ACCUMULATED               ACCUMULATED NET
               NET INVESTMENT                 REALIZED LOSS
                       INCOME                ON INVESTMENTS
               --------------------------------------------
                   $2,017,014                    $2,017,014

The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

                                        YEAR ENDED          YEAR ENDED
                                 DECEMBER 31, 2007   DECEMBER 31, 2006
      ----------------------------------------------------------------
      Distributions paid from:
      Ordinary income                  $20,746,953         $22,411,593

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities            $  458,197,688
      Federal  tax  cost of other investments      (60,925,720)
                                                --------------
      Total federal tax cost                    $  397,271,968
                                                ==============

      Gross unrealized appreciation             $   10,079,441
      Gross unrealized depreciation                (10,748,420)
                                                --------------
      Net unrealized depreciation               $     (668,979)
                                                ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                    YEAR ENDED DECEMBER 31, 2007   YEAR ENDED DECEMBER 31, 2006
                                                          SHARES          AMOUNT       SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------

NON-SERVICE SHARES
Sold                                                   1,273,250   $  13,904,774      953,894   $    10,320,632
Dividends and/or distributions reinvested              1,704,683      18,342,384    2,058,871        21,803,446
Redeemed                                              (6,416,114)    (69,950,741)  (8,604,369)      (93,223,980)
                                                     -----------------------------------------------------------
Net decrease                                          (3,438,181)  $ (37,703,583)  (5,591,604)  $   (61,099,902)
                                                     ===========================================================
----------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                   6,555,320   $  70,649,282    2,826,656   $    30,522,972
Dividends and/or distributions reinvested                224,516       2,404,569       57,590           608,147
Redeemed                                              (1,059,398)    (11,528,790)    (170,116)       (1,842,086)
                                                     -----------------------------------------------------------
Net increase                                           5,720,438   $  61,525,061    2,714,130   $    29,289,033
                                                     ===========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended December
31, 2007, were as follows:

                                                       PURCHASES           SALES
--------------------------------------------------------------------------------
Investment securities                               $213,589,856   $ 238,809,894
U.S. government and government agency obligations    107,959,273     115,802,561
To Be Announced (TBA) mortgage-related securities    662,784,931     678,316,693

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the
Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

FEE SCHEDULE FOR MAY 1, 2007 TO DEC. 31, 2007   FEE SCHEDULE FOR JAN. 1, 2007 TO APRIL 30, 2007
---------------------------------------------   -----------------------------------------------

Up to $1 billion                        0.60%   Up to $200 million                        0.75%
Over $1 billion                         0.50    Next $200 million                         0.72
                                                Next $200 million                         0.69
                                                Next $200 million                         0.66
                                                Next $200 million                         0.60
                                                Over $1 billion                           0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended December 31, 2007, the Fund paid $20,112 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a
Distribution and Service Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 for Service shares to pay OppenheimerFunds
Distributor, Inc. (the "Distributor"), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. These fees are paid out of the Fund's assets on an on-going basis and increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in
IMMF. During the year ended December 31, 2007, the Manager waived $10,315 for
IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the
Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS Continued

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

      As of December 31, 2007, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The
Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures)
and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of
Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
7. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed
by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of
Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of
Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events.

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

      Interest rate swap agreements include interest rate risk. There is a risk, based on movements of interest rates in the future, the payments made by the
Fund under a swap agreement will be greater than the payments it received.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets
(determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of December 31, 2007, the Fund had on loan securities valued at $3,290,065. Collateral of $3,331,648 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of December
31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
11. FUND REORGANIZATION

On November 30, 2007, the Board of Directors of Government Securites Portfolio
(the "Portfolio"), a series of Panorama Series Fund, Inc., determined that it is in the best interest of the Portfolio's shareholders that the Portfolio reorganize with and into the Fund. The Board of Directors of the Portfolio unanimously approved an Agreement and Plan of Reorganization to be entered into between the Portfolio and the Fund, whereby the Fund will acquire all of the assets of the Portfolio in exchange for newly-issued shares of the Fund (the
"Reorganization"). If the Reorganization takes place, Portfolio shareholders will receive Non-Service shares of the Fund.

      The Reorganization is conditioned upon, among other things, approval by the Portfolio's shareholders. The anticipated date for the shareholder meeting is on or about April 25, 2008 and, if approved by shareholders, the
Reorganization would take place shortly thereafter.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF GOVERNMENT SECURITIES PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of
Government Securities Portfolio (the "Portfolio"), a series of Panorama Series
Fund, Inc., including the statement of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Portfolio as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
/S/DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2008

STATEMENT OF INVESTMENTS  December 31, 2007
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                            AMOUNT        VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.8%
--------------------------------------------------------------------------------
Ace Securities Corp. Home Equity
Loan Trust 2005-HE7, Asset-
Backed Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 5.045%,
11/25/35 1                                               $  29,381   $   29,263
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2,
5.345%, 5/25/34 1                                           61,343       57,790
--------------------------------------------------------------------------------
Argent Securities Trust 2006-M3,
Asset-Backed Pass-Through
Certificates, Series 2006-M3, Cl. A2B,
4.965%, 9/25/36 1                                           30,000       28,974
--------------------------------------------------------------------------------
Argent Securities Trust 2006-W5,
Asset-Backed Pass-Through
Certificates, Series 2006-W5, Cl. A2B,
4.965%, 5/26/36 1                                           50,000       48,713
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust
2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 4.965%,
5/16/36 1                                                   60,000       58,964
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-16, Asset-Backed Certificates, Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 1                                           30,000       28,915
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1,
5.096%, 5/25/36 1                                            6,437        6,427
Series 2005-17, Cl. 1AF2, 5.363%,
5/25/36 1                                                   20,000       19,847
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2006-25, Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
4.985%, 12/25/29 1                                          40,000       37,440
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3,
5.075%, 11/25/35 1                                          78,373       77,878
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3,
4.955%, 7/25/36 1                                           50,000       47,682
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1,
4.915%, 5/15/36 1                                           11,188       11,068
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2,
4.975%, 7/7/36 1                                            30,000       28,637

                                                         PRINCIPAL
                                                            AMOUNT        VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Household Home Equity Loan Trust,
Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1,
5%, 1/20/35 1                                            $  26,062   $   25,469
Series 2006-4, Cl. A2V, 5.059%, 3/20/36 1                   25,000       23,556
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                    28,729       28,781
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                   21,300       21,366
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                    16,334       16,359
--------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust
2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3,
4.965%, 8/25/36 1                                           70,000       65,426
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3,
5.68%, 1/25/36 1                                            30,000       29,744
--------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1,
4.945%, 7/25/36 1                                           10,963       10,767
--------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home
Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-KS7,
Cl. A2, 4.965%, 9/25/36 1                                   60,000       58,690
--------------------------------------------------------------------------------
Structured Asset Investment Loan
Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 4.925%, 4/25/36 1                     7,350        7,301
--------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed
Securities 2006-2 Trust, Home Equity
Asset-Backed Certificates,
Series 2006-2, Cl. A2, 4.965%, 7/25/36 1                    50,000       48,730
                                                                     -----------
Total Asset-Backed Securities
(Cost $842,987)                                                         817,787

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--89.2%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--75.4%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--73.4%
Fannie Mae Trust 2004-W9, Pass-
Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                        73,023       77,471
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                             117,824      115,880
5%, 8/15/33-12/15/34                                       207,104      202,413
6%, 10/15/22-3/15/33                                       221,652      226,158
6.50%, 4/15/18-12/15/30                                    212,561      220,362
7%, 8/15/16-10/15/31                                       187,590      196,114
10.50%, 11/14/20                                             5,779        6,698

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                            AMOUNT        VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2042, Cl. N, 6.50%, 3/15/28                      $   38,464   $   39,788
Series 2046, Cl. G, 6.50%, 4/15/28                         115,481      120,692
Series 2736, Cl. DB, 3.30%, 11/15/26                       132,472      130,193
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 1674, Cl. Z, 6.75%, 2/15/24                         100,937      106,687
Series 2003-11, Cl. FA, 5.865%, 9/25/32 1                    4,667        4,713
Series 2006-11, Cl. PS, 6.728%, 3/25/36 1                   26,902       29,860
Series 2034, Cl. Z, 6.50%, 2/15/28                          13,594       14,137
Series 2053, Cl. Z, 6.50%, 4/15/28                          17,593       18,379
Series 2055, Cl. ZM, 6.50%, 5/15/28                         23,508       24,307
Series 2080, Cl. Z, 6.50%, 8/15/28                          15,972       16,663
Series 2220, Cl. PD, 8%, 3/15/30                             5,495        5,884
Series 2326, Cl. ZP, 6.50%, 6/15/31                         13,868       14,523
Series 2435, Cl. EQ, 6%, 5/15/31                            57,208       58,047
Series 2470, Cl. LF, 6.028%, 2/15/32 1                      19,903       20,272
Series 2526, Cl. FE, 5.428%, 6/15/29 1                      14,388       14,353
Series 2641, Cl. CE, 3.50%, 9/15/25                         28,660       28,286
Series 2676, Cl. KY, 5%, 9/15/23                           113,000      109,913
Series 2727, Cl. UA, 3.50%, 10/15/22                        13,732       13,624
Series 2750, Cl. XG, 5%, 2/1/34                            130,000      121,703
Series 2777, Cl. PJ, 4%, 5/15/24                            13,445       13,366
Series 2890, Cl. PE, 5%, 11/1/34                           130,000      123,117
Series 2936, Cl. PE, 5%, 2/1/35                             69,000       65,011
Series 2939, Cl. PE, 5%, 2/15/35                           247,000      233,103
Series 3025, Cl. SJ, 6.316%, 8/15/35 1                       7,833        8,913
Series 3035, Cl. DM, 5.50%, 11/15/25                        91,127       91,789
Series 3138, Cl. PA, 5.50%, 2/15/27                         82,885       83,875
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 192, Cl. IO, 8.183%, 2/1/28 2                         6,981        1,694
Series 200, Cl. IO, 7.26%, 1/1/29 2                          8,315        1,932
Series 2003-26, Cl. DI, 9.526%, 4/25/33 2                   44,900        9,361
Series 205, Cl. IO, 2.827%, 9/1/29 2                        43,496       10,244
Series 2074, Cl. S, 3.027%, 7/17/28 2                        8,765          979
Series 2079, Cl. S, 2.871%, 7/17/28 2                       14,315        1,698
Series 216, Cl. IO, 9.04%, 2/1/31 2                         15,195        3,682
Series 224, Cl. IO, 5.645%, 3/1/33 2                        44,062       10,343
Series 243, Cl. 6, 15.199%, 12/15/32 2                      25,167        5,309
Series 2526, Cl. SE, (0.972)%, 6/15/29 2                    23,698        1,596
Series 2802, Cl. AS, 5.232%, 4/15/33 2                      41,904        2,829
Series 2819, Cl. S, (5.728)%, 6/15/34 2                    191,207       18,751
Series 2920, Cl. S, (4.806)%, 1/15/35 2                    124,777        8,873
Series 3000, Cl. SE, 11.89%, 7/15/25 2                     152,930        8,203
Series 3004, Cl. SB, 33.208%, 7/15/35 2                    218,249       13,522
Series 3110, Cl. SL, 24.357%, 2/15/26 2                     21,922        1,120

                                                         PRINCIPAL
                                                            AMOUNT        VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 192, Cl. PO,
7.631%, 2/1/28 3                                        $    6,981   $    5,521
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/25/20                                     708,499      697,293
5%, 12/25/17-8/25/34                                     1,933,183    1,918,199
5.296%, 10/1/36                                            601,651      606,046
5.50%, 12/25/32-11/1/34                                  2,230,639    2,233,857
5.50%, 8/25/33 4                                           368,132      368,462
6%, 7/25/24-10/25/33                                       698,664      712,762
6%, 1/1/22 5                                               623,000      637,504
6.50%, 2/25/09-11/25/31                                    556,760      577,694
7%, 11/25/13-4/25/34                                       406,716      428,073
8.50%, 7/25/32                                               1,228        1,323
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                      34,949       36,729
Trust 2001-44, Cl. QC, 6%, 9/25/16                          71,915       74,422
Trust 2001-50, Cl. NE, 6%, 8/25/30                             233          233
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                      62,530       65,077
Trust 2001-70, Cl. LR, 6%, 9/25/30                           5,279        5,296
Trust 2002-12, Cl. PG, 6%, 3/25/17                          33,495       34,661
Trust 2002-9, Cl. PC, 6%, 3/25/17                           56,659       58,632
Trust 2003-130, Cl. CS, 4.37%, 12/25/33 1                   15,940       15,073
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                      137,000      137,252
Trust 2003-84, Cl. AJ, 3%, 4/25/13                          29,791       29,542
Trust 2003-84, Cl. PW, 3%, 6/25/22                          20,862       20,728
Trust 2004-101, Cl. BG, 5%, 1/25/20                         67,000       67,223
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                     40,000       40,184
Trust 2005-117, Cl. LA, 5.50%, 12/25/27                    190,140      191,703
Trust 2005-59, Cl. NQ, 4.713%, 5/25/35 1                    29,155       29,158
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                     238,316      241,163
Trust 2006-46, Cl. SW, 6.362%, 6/25/36 1                    16,137       17,707
Trust 2006-50, Cl. KS, 6.362%, 6/25/36 1                    88,745       94,462
Trust 2006-50, Cl. SA, 6.362%, 6/25/36 1                    23,204       24,732
Trust 2006-50, Cl. SK, 6.362%, 6/25/36 1                    15,571       16,564
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-61, Cl. SH, 11.44%, 11/18/31 2                   74,605        6,978
Trust 2001-63, Cl. SD, 4.86%, 12/18/31 2                    21,936        2,942
Trust 2001-68, Cl. SC, 3.745%, 11/25/31 2                   15,122        1,568
Trust 2001-81, Cl. S, 3.721%, 1/25/32 2                     15,590        1,679
Trust 2002-28, Cl. SA, 3.632%, 4/25/32 2                    11,780        1,472
Trust 2002-38, Cl. IO, (0.995)%, 4/25/32 2                  25,614        2,693
Trust 2002-39, Cl. SD, (0.495)%, 3/18/32 2                  16,937        2,599
Trust 2002-48, Cl. S, 3.808%, 7/25/32 2                     19,928        2,146
Trust 2002-52, Cl. SL, 3.81%, 9/25/32 2                     12,176        1,328
Trust 2002-53, Cl. SK, (0.04)%, 4/25/32 2                   59,012        6,259
Trust 2002-56, Cl. SN, 4.913%, 7/25/32 2                    27,171        2,921
Trust 2002-77, Cl. IS, 2.733%, 12/18/32 2                   43,639        7,323
Trust 2002-77, Cl. SH, 5.015%, 12/18/32 2                   19,217        1,895
Trust 2002-9, Cl. MS, 3.652%, 3/25/32 2                     22,687        2,452
Trust 2003-118, Cl. S, 9.431%, 12/25/33 2                  126,915       21,814
Trust 2003-4, Cl. S, 12.143%, 2/25/33 2                     41,045        5,006

                                                         PRINCIPAL
                                                            AMOUNT        VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 2005-40, Cl. SA, 0.805%, 5/25/35 2                 $  68,851  $     4,738
Trust 2005-40, Cl. SB, 4.444%, 5/25/35 2                    92,913        4,633
Trust 2005-71, Cl. SA, 8.892%, 8/25/25 2                    96,531        7,510
Trust 2005-87, Cl. SE, 12.322%, 10/25/35 2                 201,766       14,076
Trust 2005-87, Cl. SG, 14.11%, 10/25/35 2                  204,320       19,145
Trust 2006-33, Cl. SP, 15.444%, 5/25/36 2                  411,896       38,044
Trust 221, Cl. 2, 15.448%, 5/1/23 2                         15,090        3,478
Trust 240, Cl. 2, 21.985%, 9/1/23 2                         24,516        5,637
Trust 294, Cl. 2, 6.878%, 2/1/28 2                         162,315       37,554
Trust 301, Cl. 2, 5.716%, 4/1/29 2                          20,566        4,622
Trust 319, Cl. 2, 11.045%, 2/1/32 2                         14,021        3,257
Trust 321, Cl. 2, 10.965%, 4/1/32 2                         61,690       14,299
Trust 324, Cl. 2, 5.743%, 7/1/32 2                          77,293       17,720
Trust 331, Cl. 5, 15.576%, 2/1/33 2                         63,679       13,961
Trust 334, Cl. 12, 11.497%, 2/1/33 2                       110,293       24,080
Trust 334, Cl. 5, 13.838%, 5/1/33 2                         74,780       17,369
Trust 339, Cl. 7, 10.182%, 7/1/33 2                        123,116       29,094
Trust 342, Cl. 2, 6.635%, 9/1/33 2                          31,929        7,476
Trust 344, Cl. 2, 4.464%, 12/1/33 2                        179,457       41,148
Trust 345, Cl. 9, 8.864%, 1/1/34 2                          59,363       14,124
Trust 362, Cl. 12, 9.377%, 8/1/35 2                         79,440       18,388
Trust 362, Cl. 13, 9.359%, 8/1/35 2                         44,046       10,115
Trust 364, Cl. 15, 12.358%, 9/1/35 2                        77,879       17,826
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 324, Cl. 1, 6.135%, 7/1/32 3                19,301       15,821
                                                                    ------------
                                                                      12,498,895

--------------------------------------------------------------------------------
GNMA/GUARANTEED--2.0%
Government National Mortgage
Assn., 7%, 10/29/23-3/15/26                                 84,206       89,432
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                        134,938      144,693
Series 2000-7, Cl. Z, 8%, 1/16/30                           62,198       66,644
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 1998-19, Cl. SB, 5.816%, 7/16/28 2                   28,927        3,125
Series 2001-21, Cl. SB, 8.438%, 1/16/27 2                  142,996       14,391
Series 2006-47, Cl. SA, 31.192%, 8/16/36 2                 243,581       19,208
                                                                    ------------
                                                                         337,493

--------------------------------------------------------------------------------
NON-AGENCY--13.8%
--------------------------------------------------------------------------------
COMMERCIAL--11.2%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series
2005-3, Cl. A2, 4.501%, 7/10/43                             80,000       79,065

                                                         PRINCIPAL
                                                            AMOUNT        VALUE
--------------------------------------------------------------------------------
COMMERCIAL Continued
Banc of America Funding Corp., CMO
Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                         $   50,296  $    51,153
--------------------------------------------------------------------------------
Banc of America Mortgage Securities,
Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                      39,396       40,152
--------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass
Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 4.965%, 8/25/08 1                          19,038       19,021
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4
Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. A2B,
5.205%, 12/11/49                                            80,000       79,987
--------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust
Series 2006-A5, Real Estate Mtg.
Investment Conduit Pass-Through
Certificates, Series 2006-A5, Cl. 1A13,
5.315%, 10/25/36 1                                          65,205       63,756
--------------------------------------------------------------------------------
Countrywide Alternative Loan Trust,
Mtg. Pass-Through Certificates, Series
2007-8CB, Cl. A1, 5.50%, 5/25/37                           162,712      159,970
--------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage
Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                    34,563       34,557
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                  74,958       74,954
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                      11,546       11,555
--------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2007-FA2, Mtg. Pass-
Through Certificates, Series 2007-FA2,
Cl. 1A1, 5.50%, 4/25/37                                     34,545       34,126
--------------------------------------------------------------------------------
First Union National Bank/Lehman
Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%, 11/18/35                     22,467       22,452
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                     50,000       49,826
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                     50,000       49,828
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                    50,000       49,403
Series 2005-GG5, Cl. A2, 5.117%,
4/10/37                                                     50,000       50,119
Series 2007-GG9, Cl. A2, 5.381%,
3/10/39                                                     60,000       60,371
--------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage
Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                   20,000       19,795
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                   70,000       69,575
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                  70,000       70,102
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                   40,000       40,853

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                            AMOUNT        VALUE
--------------------------------------------------------------------------------
COMMERCIAL Continued
JPMorgan Chase Commercial
Mortgage Securities Trust 2007-LDP11,
Commercial Mtg. Pass-Through
Certificates, Series 2007-LD11, Cl.
A2, 5.992%, 6/15/49 1                                    $  80,000   $   81,854
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                     50,000       49,925
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                     70,000       70,339
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                        949          946
Series 2004-6, Cl. 10A1, 6%, 7/25/34                        54,339       53,817
--------------------------------------------------------------------------------
Mastr Asset Securitization Trust
2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1,
5.239%, 10/25/36 1                                         167,490      165,022
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                               9,230        9,252
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                                     96,000      101,805
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl.
A114, 5.75%, 4/25/37                                        54,310       53,685
--------------------------------------------------------------------------------
Residential Asset Securitization Trust
2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5,
6%, 9/25/36                                                 74,758       74,621
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2005-C17,
Commercial Mtg. Pass-Through
Certificates, Series 2005-C17, Cl. A2,
4.782%, 3/15/42                                             90,000       89,614
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through
Certificates, Series 2006-C29, Cl. A2,
5.272%, 11/15/48                                            15,000       15,035
                                                                     -----------
                                                                       1,896,535

--------------------------------------------------------------------------------
MULTIFAMILY--0.0%
WaMu, Mtg. Pass-Through
Certificates, Series 2005-AR8, Cl.
2AB1, 5.115%, 7/25/45 1                                      1,479        1,476

                                                        PRINCIPAL
                                                           AMOUNT         VALUE
--------------------------------------------------------------------------------
OTHER--0.5%
JPMorgan Mortgage Trust, CMO
Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.756%, 2/25/32 1                     $  87,626   $    89,089
--------------------------------------------------------------------------------
RESIDENTIAL--2.1%
Countrywide Alternative Loan Trust,
CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                    87,466        89,368
--------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A5,
6%, 9/25/36                                               123,471       123,815
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                                54,719        54,699
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg.
Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                      43,220        43,172
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                   45,258        44,846
                                                                   -------------
                                                                         355,900
                                                                   -------------
Total Mortgage-Backed Obligations
(Cost $14,917,744)                                                   15,179,388

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--2.6%
--------------------------------------------------------------------------------
Resolution Funding Corp. Bonds,
Residual Funding STRIPS, 5.218%, 1/15/21 6,7
(Cost $421,950)                                           825,000       448,774

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.6%
--------------------------------------------------------------------------------
Undivided interest of 0.63% in joint repurchase agreement (Principal
Amount/Value $42,898,000, with a maturity value of $42,908,605) with UBS Warburg
LLC, 4.45%, dated 12/31/07, to be repurchased at $270,067 on 1/2/08, collateralized by Federal Home Loan Mortgage Corp., 4.50%, 5/1/36, with a
value of $43,867,966 (Cost $270,000)                      270,000       270,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $16,452,681)                                           98.2%   16,715,949
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                               1.8       307,971
                                                         -----------------------
NET ASSETS                                                  100.0%  $17,023,920
                                                         =======================

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $576,229 or 3.38% of the Portfolio's net assets as of December 31, 2007.

3. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $21,342 or 0.13% of the Portfolio's net assets as of
December 31, 2007.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $327,001. See Note 5 of accompanying Notes.

5. When-issued security or delayed delivery to be delivered and settled after
December 31, 2007. See Note 1 of accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Partial or fully-loaned security. See Note 7 of accompanying Notes.

--------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                                    UNREALIZED
                                                           NUMBER OF   EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION                            BUY/SELL   CONTRACTS         DATE       VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------

U.S. Long Bonds                                      Buy          20      3/19/08  $2,327,500   $      (12,885)
U.S. Treasury Nts., 2 yr.                           Sell           7      3/31/08   1,471,750              866
U.S. Treasury Nts., 5 yr.                           Sell           6      3/31/08     661,688           (2,515)
U.S. Treasury Nts., 10 yr.                           Buy          10      3/19/08   1,133,906              712
                                                                                                ---------------
                                                                                                $      (13,822)
                                                                                                ===============

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                    SELL  NOTIONAL  RECEIVE
                                                  CREDIT    AMOUNT    FIXED  TERMINATION    PREMIUM
COUNTERPARTY               REFERENCE EQUITY   PROTECTION    (000S)     RATE         DATE   RECEIVED      VALUE
---------------------------------------------------------------------------------------------------------------

Deutsche Bank AG:
                      ABX.HE.AAA.06-2 Index         Sell       $40     0.11%     5/25/46   $  2,000  $  (5,018)
                      ABX.HE.AAA.06-2 Index         Sell        40     0.11      5/25/46      1,999     (5,018)
---------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital
Markets LP            ABX.HE.AAA.06-2 Index         Sell        20     0.11      5/25/46      2,212     (2,700)
                                                                                           --------------------
                                                                                           $  6,211  $ (12,736)
                                                                                           ====================

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL RETURN SWAPS AS OF DECEMBER 31, 2007 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                            NOTIONAL                                                                   TERMINATION
SWAP COUNTERPARTY             AMOUNT         PAID BY THE PORTFOLIO        RECEIVED BY THE PORTFOLIO           DATE       VALUE
------------------------------------------------------------------------------------------------------------------------------

                                         If negative, the absolute    If positive, the Total Return
                                               value of the Lehman           of the Lehman Brothers
                                            Brothers U.S. CMBS AAA         U.S. CMBS AAA 8.5+ Index
Deutsche Bank AG            $260,000                    8.5+ Index             plus 60 basis points         2/1/08   $   4,762
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing,Inc.:
                                         If negative, the absolute    If positive, the Total Return
                                               value of the Lehman           of the Lehman Brothers
                                            Brothers U.S. CMBS AAA         U.S. CMBS AAA 8.5+ Index
                              50,000                    8.5+ Index            minus 25 basis points         5/1/08         874

                                         If negative, the absolute    If positive, the Total Return
                                               value of the Lehman           of the Lehman Brothers
                                            Brothers U.S. CMBS AAA         U.S. CMBS AAA 8.5+ Index
                             100,000                    8.5+ Index            minus 20 basis points         5/1/08       1,756

                                         If negative, the absolute    If positive, the Total Return
                                               value of the Lehman           of the Lehman Brothers
                                            Brothers U.S. CMBS AAA         U.S. CMBS AAA 8.5+ Index
                              95,000                    8.5+ Index             plus 60 basis points         2/1/08       1,720

                                         If negative, the absolute    If positive, the Total Return
                                               value of the Lehman           of the Lehman Brothers
                                            Brothers U.S. CMBS AAA         U.S. CMBS AAA 8.5+ Index
                             260,000                    8.5+ Index             plus 55 basis points         5/1/08       4,698

                                         If negative, the absolute    If positive, the Total Return
                                               value of the Lehman           of the Lehman Brothers
                                            Brothers U.S. CMBS AAA         U.S. CMBS AAA 8.5+ Index
                             120,000                    8.5+ Index            minus 25 basis points         3/1/08       2,096

                                         If negative, the absolute    If positive, the Total Return
                                               value of the Lehman           of the Lehman Brothers
                                            Brothers U.S. CMBS AAA         U.S. CMBS AAA 8.5+ Index
                             344,000                    8.5+ Index             plus 45 basis points         5/1/08       6,190
------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                                         If negative, the absolute    If positive, the Total Return
                                               value of the Lehman           of the Lehman Brothers
                                            Brothers U.S. CMBS AAA         U.S. CMBS AAA 8.5+ Index
                             100,000                    8.5+ Index            minus 20 basis points         5/1/08       1,768

                                         If negative, the absolute    If positive, the Total Return
                                               value of the Lehman           of the Lehman Brothers
                                            Brothers U.S. CMBS AAA         U.S. CMBS AAA 8.5+ Index
                             119,000                    8.5+ Index             plus 60 basis points         2/1/08       2,186
                                                                                                                     ---------
                                                                                                                     $  26,050
                                                                                                                     =========

Index abbreviation is as follows:

CMBS     Commercial Mortgage Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $16,452,681)--see accompanying statement of investments   $    16,715,949
------------------------------------------------------------------------------------------------------
Cash                                                                                           25,884
------------------------------------------------------------------------------------------------------
Swaps, at value                                                                                26,050
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued or delayed delivery basis                                 1,383,195
Interest and principal paydowns                                                                77,614
Futures margins                                                                                 9,577
Shares of capital stock sold                                                                      198
Other                                                                                           4,894
                                                                                      ----------------
Total assets                                                                               18,243,361

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $6,211)                                                     12,736
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis                            1,166,545
Shareholder communications                                                                      6,625
Directors' compensation                                                                         3,561
Transfer and shareholder servicing agent fees                                                     865
Other                                                                                          29,109
                                                                                      ----------------
Total liabilities                                                                           1,219,441

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $    17,023,920
                                                                                      ================

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                  $        15,742
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 16,239,637
------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             696,067
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                 (196,497)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                    268,971
                                                                                      ----------------
NET ASSETS--applicable to 15,741,980 shares of capital stock outstanding              $    17,023,920
                                                                                      ================

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE              $          1.08

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest                                                                              $       913,808
------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                          2,261
                                                                                      ----------------
Total investment income                                                                       916,069

------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------
Management fees                                                                                88,051
------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                    25,276
------------------------------------------------------------------------------------------------------
Accounting service fees                                                                        15,000
------------------------------------------------------------------------------------------------------
Shareholder communications                                                                     12,963
------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                  10,016
------------------------------------------------------------------------------------------------------
Directors' compensation                                                                         6,416
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                     1,956
------------------------------------------------------------------------------------------------------
Administration service fees                                                                     1,500
------------------------------------------------------------------------------------------------------
Other                                                                                          10,045
                                                                                      ----------------
Total expenses                                                                                171,223

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                         744,846

------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                       699
Closing and expiration of futures contracts                                                   (26,018)
Swap contracts                                                                                (63,125)
                                                                                      ----------------
Net realized loss                                                                             (88,444)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                   343,061
Futures contracts                                                                              20,960
Swap contracts                                                                                 19,525
                                                                                      ----------------
Net change in unrealized appreciation                                                         383,546

------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $     1,039,948
                                                                                      ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                          2007           2006
---------------------------------------------------------------------------------------------------------------------

OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 $       744,846   $    686,029
---------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                             (88,444)       (52,842)
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                          383,546         (6,321)
                                                                                      -------------------------------
Net increase in net assets resulting from operations                                        1,039,948        626,866

---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                         (725,257)      (610,210)

---------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions                26,277       (571,528)

---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                     340,968       (554,872)
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        16,682,952     17,237,824
                                                                                      -------------------------------
End of period (including accumulated net investment income of
 $696,067 and $718,442, respectively)                                                 $    17,023,920   $ 16,682,952
                                                                                      ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                      2007            2006            2005            2004           2003
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $     1.06      $     1.06      $     1.12      $     1.14      $    1.16
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .05 1           .04 1           .03 1           .03 1          .04
Net realized and unrealized gain (loss)                       .02              --            (.01)            .01           (.01)
                                                       ----------------------------------------------------------------------------
Total from investment operations                              .07             .04             .02             .04            .03
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.05)           (.04)           (.04)           (.04)          (.05)
Distributions from net realized gain                           --              --            (.04)           (.02)            --
                                                       ----------------------------------------------------------------------------
Total dividends and/or distributions to shareholders         (.05)           (.04)           (.08)           (.06)          (.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $     1.08      $     1.06      $     1.06      $     1.12      $    1.14
                                                       ============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           6.48%           3.74%           1.48%           4.17%          2.58%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $   17,024      $   16,683      $   17,238      $   18,103      $  19,537
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   16,773      $   16,764      $   17,696      $   18,464      $  20,743
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        4.44%           4.09%           3.18%           2.83%          3.43%
Total expenses                                               1.02%           0.88% 4         0.88% 4         0.85% 4        0.84% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        84% 5           82% 5           84% 5           99% 5          43%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS SALE TRANSACTIONS
   -------------------------------------------------------------------------
   Year Ended December 31, 2007               $ 29,502,958      $ 30,957,841
   Year Ended December 31, 2006               $ 44,327,351      $ 48,590,182
   Year Ended December 31, 2005               $ 93,525,147      $ 93,213,905
   Year Ended December 31, 2004               $121,615,587      $127,136,434

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Government Securities Portfolio (the "Portfolio") is a series of Panorama Series
Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek a high level of current income with a high degree of safety of principal, by investing primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions)
in U.S. government securities and U.S. government-related securities. The
Portfolio's investment adviser is OppenheimerFunds, Inc. (the "Manager"). Shares of the Portfolio are sold only to separate accounts of life insurance companies.
A majority of such shares are held by separate accounts of Massachusetts Mutual
Life Insurance Co., an affiliate of the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00
P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities traded on a registered
U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid"
and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value.
Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued.
Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Portfolio may
purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery"
refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. When the Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

As of December 31, 2007, the Portfolio had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                          WHEN-ISSUED OR DELAYED
                                     DELIVERY BASIS TRANSACTIONS
              --------------------------------------------------
              Purchased securities                    $1,166,545
              Sold securities                          1,383,195

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the
Portfolio may be delayed or limited.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives)
that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the
Portfolio's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Portfolio files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Portfolio's tax return filings remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
   ------------------------------------------------------------------------
   $719,151                   $--             $210,319             $263,268

1. As of December 31, 2007, the Portfolio had $210,319 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2007, details of the capital loss carryforwards were as follows:

            EXPIRING
            ----------------------------
            2013            $     15,147
            2014                 169,393
            2015                  25,779
                            ------------
            Total           $    210,319
                            ============

2. During the fiscal year ended December 31, 2007, the Portfolio did not utilize any capital loss carryforward.

3. During the fiscal year ended December 31, 2006, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

Accordingly, the following amounts have been reclassified for December 31, 2007.
Net assets of the Portfolio were unaffected by the reclassifications.

                             REDUCTION TO
      REDUCTION TO        ACCUMULATED NET
      ACCUMULATED NET       REALIZED LOSS
      INVESTMENT INCOME    ON INVESTMENTS
      -----------------------------------
      $41,964                     $41,964

The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

                                        YEAR ENDED          YEAR ENDED
                                 DECEMBER 31, 2007   DECEMBER 31, 2006
      ----------------------------------------------------------------
      Distributions paid from:
      Ordinary income                     $725,257            $610,210

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities          $ 16,452,681
      Federal tax cost of other investments      1,341,282
                                              ------------
      Total federal tax cost                  $ 17,793,963
                                              ============
      Gross unrealized appreciation           $    334,286
      Gross unrealized depreciation                (71,018)
                                              ------------
      Net unrealized appreciation             $    263,268
                                              ============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the
Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the
Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 160 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                            YEAR ENDED DECEMBER 31, 2007   YEAR ENDED DECEMBER 31, 2006
                                              SHARES              AMOUNT       SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------

Sold                                         259,704         $   271,890       70,753       $    74,254
Dividends and/or distributions reinvested    704,133             725,257      598,245           610,210
Redeemed                                    (923,017)           (970,870)  (1,207,744)       (1,255,992)
                                            ------------------------------------------------------------
Net increase (decrease)                       40,820         $    26,277     (538,746)      $  (571,528)
                                            ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money
Market Fund, for the year ended December 31, 2007, were as follows:

                                                      PURCHASES         SALES
-----------------------------------------------------------------------------
Investment securities                               $ 9,643,766   $ 6,271,523
U.S. government and government agency obligations     3,721,020     5,530,645
To Be Announced (TBA) mortgage-related securities    29,502,958    30,957,841

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Portfolio pays the
Manager a management fee based on the daily net assets of the Portfolio at an annual rate as shown in the following table:

            FEE SCHEDULE
            ----------------------------------
            Up to $300 million          0.525%
            Next $100 million           0.500
            Over $400 million           0.450

--------------------------------------------------------------------------------
ACCOUNTING SERVICE FEES. The Manager acts as the accounting agent for the
Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Portfolio.
The Portfolio pays OFS a per account fee. For the year ended December 31, 2007, the Portfolio paid $10,000 to OFS for services to the Portfolio.

     Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The
Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The
Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures)
and various commodities (commodity index futures). The Portfolio may also buy or write put or call options on these futures contracts.

     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued.

     Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

     Futures contracts are reported on a schedule following the Statement of
Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio's securities.

--------------------------------------------------------------------------------
6. SWAP CONTRACTS

The Portfolio may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed
by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. SWAP CONTRACTS Continued

of Operations. The Portfolio also records any periodic payments received from
(paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received.
Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Portfolio may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Portfolio may enter into credit default swaps on a single security, or a basket of securities.

     In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of
Operations.

     Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. As of
December 31, 2007, the Portfolio had on loan securities valued at $447,663.
Collateral was received in the form of securities.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of
December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
9. PORTFOLIO REORGANIZATION

On November 30, 2007, the Board of Directors of the Portfolio determined that it is in the best interest of the Portfolio's shareholders the Portfolio reorganize with and into Oppenheimer Core Bond Fund/VA ("Core Bond Fund/VA"). The Board
unanimously approved an Agreement and Plan of Reorganization to be entered into between the Portfolio and Core Bond Fund/VA, whereby Core Bond Fund/VA will acquire all of the assets of the Portfolio in exchange for newly-issued shares of Core Bond Fund/VA (the "Reorganization"). If the Reorganization takes place,
Portfolio shareholders will receive Non-Service shares of Core Bond Fund/VA.
Following the Reorganization, the Portfolio will liquidate and dissolve.

     The Reorganization is conditioned upon, among other things, approval by the
Portfolio's shareholders. The anticipated date for the shareholder meeting is on or about April 25, 2008 and, if approved by shareholders, the Reorganization would take place shortly thereafter.

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                   FORM N-14

                                     PART C

                               OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust ("Declaration of Trust") filed as Exhibit
16(1) to this Registration Statement, and incorporated herein by reference.
In accordance with Section 17(h) and 17(i) of the Investment Company Act of
1940, as amended, no provision of the Declaration of Trust protects any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liabilities arising under the Securities Act of
1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1)  Seventeenth Amended and Restated Declaration of Trust dated 4/30/06:
Previously filed with Registrant's Post-Effective Amendment No. 48 (04/28/06),
and incorporated herein by reference.

(2)  Amended By-Laws dated 10/24/00: Previously filed with Registrant's
Post-Effective Amendment No. 36 (4/17/01), and incorporated herein by reference.

(3)  Not Applicable.

(4)  Agreement and Plan of Reorganization dated November 30, 2007: Previously filed with Registrant's Initial N-14 Registration Statement (1/18/08), and
incorporated by reference.

(5)      (i)     Oppenheimer Core Bond Fund/VA Non-Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
45 (04/28/05), and incorporated herein by reference.

         (ii)     Oppenheimer Core Bond Fund/VA Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No.
45 (04/28/05), and incorporated herein by reference.

(6)      (i)      Amendment No. 1 to the Amended and Restated investment
Advisory Agreement for Oppenheimer Core Bond Fund/VA dated 4/10/07:  Previously filed with Registrant's Post-Effective Amendment No. 52 (4/24/07), and
incorporated herein by reference.

(7)      (i)      N/A

         (ii)     Form of Participation Agreement:  Previously filed with
Registrant's Post-Effective Amendment No. 52 (4/24/07), and incorporated herein by reference.

(8)               Form of Oppenheimer Funds Compensation Deferral Plan, As
Amended and Restated Effective January 1, 2008: Previously filed with
Post-Effective Amendment No. 18 to the Registration Statement of Oppenheimer
International Bond Fund (Reg. No. 33-58383), (12/20/07), and incorporated herein by reference

(9)      Global Custody Agreement dated August 16, 2002: Previously filed with
Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer
Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

(10)     (i)      Amended and Restated Distribution and Service Plan and
Agreement for Service shares of Oppenheimer Core Bond Fund/VA dated 10/28/05:
Previously filed with Registrant's Post-Effective Amendment No. 48 (04/28/06),
and incorporated herein by reference.

(11)     Form of Opinion and Consent of Counsel:  Previously filed with
Registrant's Initial N-14 Registration Statement, (1/18/08), and incorporated herein by reference.

(12)     Form of Tax Opinion: Form of Opinion and Consent of Counsel:
Previously filed with Registrant's Initial N-14 Registration Statement,
(1/18/08), and incorporated herein by reference.

(13)     Not applicable.

(14)     Independent Registered Public Accounting Firm's Consent: Filed
         herewith.

(15)     Not applicable.

(16)     Powers of Attorney for all Trustees/Directors and Principal
Officers:  Filed herewith.

(17)     Proxy Card: Filed herewith.

Item 17. - Undertakings

(1)      The undersigned  registrant  agrees that prior to any public reoffering of the  securities  registered  through the use of a prospectus  which is a part of this  registration  statement  by any  person or party who is deemed to be an underwriter  within the  meaning of Rule  145(c) of the  Securities  Act [17 CFR
230.145c],  the reoffering  prospectus will contain the  information  called for by the applicable  registration  form for the  reofferings by persons who may be deemed  underwriters,  in  addition to the  information  called for by the other items of the applicable form.

(2)      The undersigned  registrant  agrees that every prospectus that is filed under  paragraph  (1)  above  will be  filed  as a part of an  amendment  to the registration  statement  and will not be used until the  amendment is effective, and that, in determining any liability  under the 1933 Act, each  post-effective amendment shall be deemed to be a new  registration  statement or the securities offered  therein,  and the  offering  of the  securities  at that time  shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 7th day of March, 2008.

                                                     Oppenheimer Variable
                                                     Account Funds

                                                     By:  /s/ John V. Murphy*

                                                     --------------------------
                                                     John V. Murphy, President,
                                                     Principal Executive
                                                     Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                      Title                           Date

William L. Armstrong*           Chairman of the                 March 7, 2008
William L. Armstrong            Board of Trustees

John V. Murphy*                 President, Principal            March 7, 2008
John V. Murphy                  Executive Officer and Trustee

Brian W. Wixted*                Treasurer, Principal            March 7, 2008
Brian W. Wixted                 Financial & Accounting Officer

George C. Bowen*                Trustee                         March 7, 2008
George C. Bowen

Edward L. Cameron*              Trustee                         March 7, 2008
Edward L. Cameron

Jon S. Fossel*                  Trustee                         March 7, 2008
Jon S. Fossel

Sam Freedman*                   Trustee                         March 7, 2008
Sam Freedman

Beverly L. Hamilton*            Trustee                         March 7, 2008
Beverly L. Hamilton

Robert J. Malone*               Trustee                         March 7, 2008
Robert J. Malone

F. William Marshall, Jr.*       Trustee                         March 7, 2008
F. William Marshall, Jr.

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                 EXHIBIT INDEX

Exhibit No.                         Description

(14)                                Independent Registered Public Accounting
                                    Firm's Consent

(16)                                Powers of Attorney for all Trustees and
                                    Principal Officers

(17)                                Proxy Card